File No. 333-[   ]

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 16, 2021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [   ]

Post-Effective Amendment No. [   ]

JNL Series Trust

(Exact Name of Registrant as Specified in Charter)

1 Corporate Way

Lansing, Michigan 48951

(Address of Principal Executive Offices)

(517) 381-5500

(Registrant’s Area Code and Telephone Number)

225 West Wacker Drive

Chicago, Illinois 60606

(Mailing Address)

With copies to:

EMILY J. BENNETT, ESQ. JNL Series Trust 1 Corporate Way Lansing, Michigan 48951	PAULITA PIKE, ESQ. Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on January 18, 2022, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of securities being registered: Class A and Class I Shares of beneficial interest in the series of the registrant designated as the JNL Growth Allocation Fund.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 033-87244 and 811-08894).

JNL SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Contract Owners

Notice of Special Meeting

Contract Owner Voting Instructions

Part A - Proxy Statement/Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

1 Corporate Way

Lansing, Michigan 48951

February 11, 2022

Dear Contract Owner:

Enclosed is a notice of a Special Meeting of Shareholders of the JNL/Franklin Templeton Growth Allocation Fund (the “Franklin Fund” or the “Acquired Fund”), a series of the JNL Series Trust (the “Trust”). The Special Meeting of Shareholders of the Acquired Fund is scheduled to be held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951, on March 25, 2022, at 9:30 a.m., Eastern Time (the “Meeting”). At the Meeting, the shareholders of the Acquired Fund will be asked to approve the proposal described below.

The Trust’s Board of Trustees (the “Board”) called the Meeting to request shareholder approval of the reorganization (the “Reorganization”) of the Acquired Fund into the JNL Growth Allocation Fund (the “Growth Allocation Fund” or the “Acquiring Fund”), also a series of the Trust. The Acquired Fund and the Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”

Both the Acquired Fund and the Acquiring Fund are managed by Jackson National Asset Management, LLC (“JNAM”), but only the Acquired Fund is sub-advised by a sub-adviser and sub-sub advisers. If the Reorganization is approved and implemented, each person that invests indirectly in the Acquired Fund will automatically become an investor indirectly in the Acquiring Fund.

The Board considered that the Acquired Fund was converted from a fund-of-funds structure in 2019 to a sub-advised structure. The Board also considered the Acquired Fund’s performance since the 2019 conversion, noting that while performance improved relative to peers, the Acquired Fund still continued to underperform relative to its peers. The Board noted that the Acquired Fund incorporates several strategies, or “sleeves”, managed by sub-sub-advisers affiliated with the Acquired Fund’s sub-adviser and that JNAM has noted that the recent sleeve additions have presented operational challenges due to their complexity, as these sleeve additions require coordination of trading and oversight of three affiliates of the sub-adviser.

After considering JNAM’s recommendation, the Board concluded that: (i) the Reorganization will benefit the shareholders of the Acquired Fund; (ii) the Reorganization is in the best interests of the Acquired Fund; and (iii) the interests of the shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. No one factor was determinative, and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to this Reorganization to be adverse. The Board, after careful consideration, approved the Reorganization.

Pending shareholder approval, effective as of the close of business on April 22, 2022, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plan of Reorganization (the “Closing Date”), you will invest indirectly in shares of the Acquiring Fund in an amount equal to the dollar value of your interest in the Acquired Fund on the Closing Date. As of the date hereof, it is not expected that the Closing Date will be postponed. If the Closing Date is postponed to allow for additional time to solicit shareholder votes, shareholders will remain shareholders of their respective Fund(s). No sales charge, redemption fees, or other transaction fees will be imposed in the Reorganization. There will, however, be transaction costs associated with the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs. The Acquired Fund will bear the transaction costs due to the portfolio repositioning based on its relative net asset value at the time of the Reorganization. Such costs are estimated to be $339,961 (0.03% of net assets). There is no tax impact to contract owners as a result of portfolio repositioning. The Reorganization will not cause any fees or charges under your contract to be greater after the Reorganization than before the Reorganization, and the Reorganization will not alter your rights under your contract or the obligations of the insurance company that issued the contract. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

You may wish to take actions relating to your future allocation of premium payments under your insurance contract to the various investment divisions (the “Divisions”) of the separate account. You may execute certain changes prior to the Reorganization, in addition to participating in the Reorganization with regard to the Acquiring Fund, such as allocating your premium payments to other Divisions.

All actions with regard to the Acquired Fund need to be completed by the Closing Date. In the absence of new instructions prior to the Closing Date, future premium payments previously allocated to the Acquired Fund Division will be allocated to the Acquiring Fund Division. The Acquiring Fund Division will be the Division for future allocations under the Dollar Cost Averaging, Earnings Sweep, and Rebalancing Programs (together, the “Programs”). In addition to the Acquiring Fund Division, there are other Divisions investing in mutual funds that seek capital growth and current income. If you want to transfer all or a portion of your Contract value out of the Acquired Fund Division prior to the Reorganization, you may do so and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. In addition, if you want to transfer all or a portion of your Contract value out of the Acquiring Fund Division after the Reorganization, you may do so within 60 days following the Closing Date and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. You will be provided with an additional notification of this free-transfer policy on or about April 25, 2022.

If you want to change your allocation instructions as to your future premium payments or the Programs or if you require summary descriptions of the other underlying funds and Divisions available under your contract or additional copies of the prospectuses for other funds underlying the Divisions, please contact:

For Jackson variable annuity policies:

Annuity Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

For Jackson New York variable annuity policies:

Jackson of NY Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-599-5651
www.jackson.com

An owner of a variable annuity contract or certificate that participates in the Acquired Fund through the Divisions of separate accounts established by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) is entitled to instruct the applicable Insurance Company how to vote the Acquired Fund shares related to the ownership interest in those accounts as of the close of business on January 31, 2022. The attached Notice of Special Meeting of Shareholders and Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting.

You are cordially invited to attend the Meeting. Because it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your right to vote your shares by completing, dating, signing, and returning the enclosed voting instruction card in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. Of course, we hope that you will be able to attend the Meeting, and if you wish, you may vote your shares in person, even if you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. Please respond promptly in order to save additional costs of proxy solicitation and to make sure you are represented.

Very truly yours,

/s/ Mark D. Nerud

Mark D. Nerud
Trustee, President, and Chief Executive Officer
JNL Series Trust

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JNL SERIES TRUST

JNL/Franklin Templeton Growth Allocation Fund

1 Corporate Way

Lansing, Michigan 48951

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MARCH 25, 2022

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the JNL/Franklin Templeton Growth Allocation Fund (the “Franklin Fund” or the “Acquired Fund”), a series of JNL Series Trust (the “Trust”), will be held on March 25, 2022 at 9:30 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”).

The Meeting will be held to act on the following proposals:

1.	To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the Franklin Fund into the JNL Growth Allocation Fund, also a series of the Trust.

2.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Due to the COVID-19 pandemic, shareholders who attend the Meeting will be required to practice social distancing and to abide by all state and local restrictions. Multiple conference rooms may be used, as applicable, depending on the number of attendees and a dial-in number will be provided. Each room is subject to frequent cleanings.

Please note that owners of variable annuity contracts or certificates (the “Contract Owners”) issued by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) who have invested in shares of the Acquired Fund through the investment divisions of a separate account or accounts of an Insurance Company (“Separate Account”) will be given the opportunity, to the extent required by law, to provide the applicable Insurance Company with voting instructions on the above proposals.

You should read the Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card. The record date for determining the number of shares outstanding, the shareholders entitled to vote, and the Contract Owners entitled to provide voting instructions at the Meeting and any adjournments thereof has been fixed as the close of business on January 31, 2022. If you attend the Meeting, you may vote or give your voting instructions in person.

YOUR VOTE IS IMPORTANT.

PLEASE RETURN YOUR PROXY CARD OR VOTING INSTRUCTION CARD PROMPTLY.

Regardless of whether you plan to attend the Meeting, you should vote or give voting instructions by promptly completing, dating, signing, and returning the enclosed proxy or voting instruction card for the Acquired Fund in the enclosed postage-paid envelope. You also can vote or provide voting instructions through the Internet or by telephone using the 12-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time. The Board recommends that you vote or provide voting instructions to vote FOR the proposal.

By order of the Board,

/s/ Mark D. Nerud

Mark D. Nerud
Trustee, President, and Chief Executive Officer

February 11, 2022

Lansing, Michigan

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JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

CONTRACT OWNER VOTING INSTRUCTIONS

REGARDING A SPECIAL MEETING OF SHAREHOLDERS OF

JNL/FRANKLIN TEMPLETON GROWTH ALLOCATION FUND

A SERIES OF THE JNL SERIES TRUST

TO BE HELD ON MARCH 25, 2022

DATED: FEBRUARY 11, 2022

GENERAL

These Contract Owner voting instructions are being furnished by Jackson National Life Insurance Company (“Jackson National”), or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and, together, the “Insurance Companies”), to owners of their variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) who, as of January 31, 2022 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of their separate accounts (the “Separate Accounts”) that are invested in shares of the JNL/Franklin Templeton Growth Allocation Fund (the “Franklin Fund” or “Acquired Fund”), a series of the JNL Series Trust (the “Trust”).

The Trust is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

Each Insurance Company is required to offer Contract Owners the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in the Acquired Fund (the “Shares”) held by its Separate Accounts, as to how it should vote on the reorganization proposal (the “Proposal”) to be considered at the Special Meeting of Shareholders of the Acquired Fund referred to in the preceding Notice and at any adjournments (the “Meeting”). The enclosed Proxy Statement and Prospectus, which you should retain for future reference, concisely sets forth information about the proposed reorganization involving the Acquired Fund and another series of the Trust that a Contract Owner should know before completing the enclosed voting instruction card.

These Contract Owner Voting Instructions and the accompanying voting instruction card are being mailed to Contract Owners on or about February 17, 2022.

HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contract Owners are asked to promptly complete their voting instructions on the enclosed voting instruction card(s) and sign, date, and mail the voting instruction card(s) in the accompanying postage-paid envelope. Contract Owners also may provide voting instructions by phone at 1-866-256-0779 or by Internet at our website at www.proxypush.com/JNL.

If a voting instruction card is not marked to indicate voting instructions but is signed, dated, and returned, it will be treated as an instruction to vote the Shares in favor of the Proposal.

The number of Shares held in the investment division of a Separate Account corresponding to the Acquired Fund for which a Contract Owner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value (minus any Contract indebtedness) allocable to that investment division by (ii) the net asset value of one Share of the Acquired Fund. At any time prior to an Insurance Company’s voting at the Meeting, a Contract Owner may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and voting in person at the Meeting.

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HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contract Owners in accordance with those instructions. Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposal. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from a Contract Owner, or that are attributable to amounts retained by an Insurance Company or its affiliate as surplus or seed money, will be voted by the applicable Insurance Company either for or against approval of the Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners (other than the Insurance Company) have provided voting instructions to the Insurance Company. Similarly, the Insurance Companies and their affiliates will vote their own shares and will vote shares that are held by the Fund of Funds whose shares are held by a Separate Account in the same proportion as voting instructions timely given by Contract Owners. As a result of proportionate voting, a small number of Contract Owners could determine the outcome of the Proposal. Please see “Additional Information about the Funds – Tax Status” below.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the Proposal, to be acted on at the Meeting. If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by employees of Jackson National or its affiliates as well as officers and agents of the Trust. The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, personal interview, the Internet, or other permissible means.

The Meeting may be adjourned whether or not a quorum is present, by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

It is important that your Contract be represented. Please promptly mark your voting instructions on the enclosed voting instruction card; then sign, date, and mail the voting instruction card in the accompanying postage-paid envelope. You may also provide your voting instructions by telephone at 1-866-256-0779 or by Internet at our website at www.proxypush.com/JNL.

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PROXY STATEMENT

for

JNL/Franklin Templeton Growth Allocation Fund, a series of JNL Series Trust

and

PROSPECTUS

for

JNL Growth Allocation Fund, a series of JNL Series Trust

Dated

February 11, 2022

1 Corporate Way

Lansing, Michigan 48951

(517) 381-5500

This Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being furnished to owners of variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) issued by Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of January 31, 2022, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in the JNL/Franklin Templeton Growth Allocation Fund (the “Franklin Fund” or the “Acquired Fund”), a series of the JNL Series Trust (the “Trust”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”). The purpose of this Proxy Statement/Prospectus is for shareholders of the Franklin Fund to vote on a Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the Franklin Fund into the JNL Growth Allocation Fund (the “Growth Allocation Fund” or the “Acquiring Fund”), also a series of the Trust.

This Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders that were invested in the Acquired Fund as of January 31, 2022. Contract Owners are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposal contained in this Proxy Statement/Prospectus in connection with the solicitation by the Board of proxies to be used at the Special Meeting of Shareholders of the Acquired Fund to be held at 1 Corporate Way, Lansing, Michigan 48951, on March 25, 2022, at 9:30 a.m., Eastern Time, or any adjournment or adjournments thereof (the “Meeting”).

Due to the COVID-19 pandemic, shareholders who attend the Meeting will be required to practice social distancing and to abide by all state and local restrictions. Multiple conference rooms may be used, as applicable, depending on the number of attendees and a dial in number will be provided. Each room is subject to frequent cleanings.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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The proposal described in this Proxy Statement/Prospectus is as follows:

Proposal		Shareholders Entitled to Vote on the Proposal
1.	To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Franklin Fund into the Growth Allocation Fund.	Shareholders of the Franklin Fund

The reorganization referred to in the above proposal is referred to herein as the “Reorganization.”

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the proposal that you should know before voting or providing voting instructions. Additional information about the Trust has been filed with the SEC and is available upon oral or written request without charge. This Proxy Statement/Prospectus is being provided to the Insurance Companies and mailed to Contract Owners on or about February 17, 2022. It is expected that one or more representatives of each Insurance Company will attend the Meeting in person or by proxy and will vote shares held by the Insurance Company in accordance with voting instructions received from its Contract Owners and in accordance with voting procedures established by the Trust.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Prospectus and Statement of Additional Information of the Trust, each dated April 26, 2021, as supplemented, with respect to the Acquired Fund (File Nos. 033-87244 and 811-08894);

2.	The Annual Report to Shareholders of the Trust with respect to the Acquired Fund for the fiscal year ended December 31, 2020 (File Nos. 033-87244 and 811-08894);

3.	The Semi-Annual Report to Shareholders of the Trust with respect to the Acquired Fund for the period ended June 30, 2021 (File Nos. 033-87244 and 811-08894);

4.	The Statement of Additional Information dated February 11, 2022, relating to the Reorganization (File No. 333-[ ]).

For a free copy of any of the above documents, please call or write to the phone numbers or address below.

Contract Owners can learn more about the Acquired Fund and the Acquiring Fund in any of the documents incorporated into this Proxy Statement/Prospectus, including the Annual Report and Semi-Annual Report listed above, which have been furnished to Contract Owners. Contract Owners may request a copy thereof, without charge, by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

The Trust is subject to the informational requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, it must file certain reports and other information with the SEC. You can copy and review proxy materials, reports, and other information about the Trust at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549-1520. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Proxy materials, reports, and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, at the prescribed rates, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, DC 20549-1520.

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SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Plan of Reorganization, a copy of which is attached hereto as Appendix A.

The Proposed Reorganization

The proposed Reorganization is as follows:

Proposal		Shareholders Entitled to Vote on the Proposal
1.	To approve the Plan of Reorganization, adopted by the Board, which provides for the Reorganization of the Franklin Fund into the Growth Allocation Fund.	Shareholders of the Franklin Fund

This Proxy Statement/Prospectus is soliciting shareholders with amounts invested in the Acquired Fund as of January 31, 2022, to approve the Plan of Reorganization, whereby the Acquired Fund will be reorganized into the Acquiring Fund. (The Acquired Fund and Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”)

The Acquired Fund has two share classes, designated Class A and Class I shares (“Acquired Fund Shares”). The Acquiring Fund also has two share classes, designated Class A and Class I shares (“Acquiring Fund Shares”).

The Plan of Reorganization provides for:

●	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the Acquired Fund’s net assets;

●	the Acquiring Fund’s assumption of all the liabilities of the Acquired Fund;

●	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners) of those Acquiring Fund Shares; and

●	the complete termination of the Acquired Fund.

A comparison of the investment objective(s), principal investment policies and strategies, and principal risks of the Acquired Fund and the Acquiring Fund is included in the “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” and “Comparison of Fundamental Policies” sections below. The Funds have identical distribution procedures, purchase procedures, exchange rights, and redemption procedures, which are discussed in “Additional Information about the Funds” below. Each Fund offers its shares to Separate Accounts and certain other eligible investors. Shares of each Fund are offered and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of the Reorganization.

The Reorganization is expected to be effective as of the close of business on April 22, 2022, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plan of Reorganization (the “Closing Date”). As a result of the Reorganization, a shareholder invested in shares of the Acquired Fund would become an owner of shares of the Acquiring Fund. Such shareholder would hold, immediately after the Closing Date, Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares that were held by the shareholder as of the Closing Date. Similarly, each Contract Owner whose Contract values are invested indirectly in shares of the Acquired Fund through the Investment Divisions of a Separate Account would become indirectly invested in shares of the Acquiring Fund through the Investment Divisions of a Separate Account. The Contract value of each such Contract Owner would be invested indirectly through the Investment Divisions of a Separate Account, immediately after the Closing Date, in shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares in which the Contract Owner invested indirectly through the Investment Divisions of a Separate Account as of the Closing Date. Following the Reorganization, the Acquiring Fund will be the accounting and legal survivor. It is expected that the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners. Please see “Additional Information about the Reorganization – Federal Income Tax Consequences of the Reorganization” below for further information.

The Board approved the Plan of Reorganization with respect to the Franklin Fund. Accordingly, the Board is submitting the Plan of Reorganization for approval by the Acquired Fund’s shareholders. In considering whether to approve the proposal (“Proposal”), you should review the Proposal for the Acquired Fund in which you were invested on the Record Date (as defined under “Voting Information”). In addition, you should review the information in this Proxy Statement/Prospectus that relates to the Proposal and the Plan of Reorganization generally.

The Board recommends that you vote “FOR” the Proposal to approve the Plan of Reorganization.

PROPOSAL:	APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE FRANKLIN FUND INTO THE GROWTH ALLOCATION FUND.

This Proposal requests the approval of Franklin Fund shareholders of the Plan of Reorganization pursuant to which the Franklin Fund will be reorganized into the Growth Allocation Fund.

In considering whether you should approve this Proposal, you should note that:

●	Investment Objectives. The Funds have different investment objectives. The Franklin Fund seeks long-term total return that is consistent with an acceptable level of risk, while the Growth Allocation Fund seeks capital growth and current income. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

●	Principal Investment Strategies. The Funds also have different principal investment strategies. The Franklin Fund is managed by a sub-adviser and has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging and less developed countries. The Franklin Fund may invest up to 10% of the Fund’s assets in mutual funds or exchange-traded funds (“ETFs”), including those advised by the sub-adviser or its affiliates. The Franklin Fund may also invest in derivative instruments and regularly uses currency derivatives, including forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect) against currency risks. The Growth Allocation Fund is managed by the Adviser (rather than a sub-adviser) and is structured as a fund-of-funds. The Growth Allocation Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other funds (the “Underlying Funds”) that invest primarily in equity securities and fixed-income securities. The Underlying Funds in which the Growth Allocation Fund may invest are a part of the Trust. Not all funds of the Trust are available as Underlying Funds. The Growth Allocation Fund, under normal circumstances, allocates approximately 60% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. Some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States, including a range of developing and emerging market countries. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

●	Fundamental Policies. The Funds have the same fundamental policies. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

●	Principal Risks. While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include allocation risk, credit risk, emerging markets and less developed countries risk, equity securities risk, fixed-income risk, foreign securities risk, high-yield bonds, lower-rated bonds, and unrated securities risk, interest rate risk, investment in other investment companies risk, market risk, and mid-capitalization and small-capitalization investing risk. However, the Franklin Fund is also subject to derivatives risk, exchange-traded funds investing risk, investment style risk, and managed portfolio risk, which are not principal risks of investing in the Growth Allocation Fund. In addition, the principal risks of investing in the Growth Allocation Fund include underlying funds risk, which is not a principal risk of investing in the Franklin Fund. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

●	Investment Adviser and Other Service Providers. Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and will continue to manage and administer the Growth Allocation Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. JNAM has appointed Franklin Advisers, Inc. (“Franklin”) as the sub-adviser to manage the assets of the Franklin Fund. Franklin has appointed ClearBridge Investments, LLC (“ClearBridge”), Franklin Templeton Institutional, LLC (“FTI”), and Templeton Global Advisors Limited (“TGAL”) (together, along with Franklin, the “Franklin Entities”) as sub-sub-advisers to the Franklin Fund. JNAM is responsible for managing the assets of the Growth Allocation Fund directly and has not appointed a sub-adviser for the Growth Allocation Fund. It is anticipated that JNAM will continue to manage the assets of the Growth Allocation Fund after the Reorganization. For a detailed description of JNAM and the Franklin Entities, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Adviser and Sub-Sub-Advisers” below.

●	Asset Base. The Franklin Fund and Growth Allocation Fund had net assets of approximately $1.20 billion and $2.70 billion, respectively, as of June 30, 2021. Thus, if the Reorganization had been in effect on that date, the combined Fund (the “Combined Fund”) would have had net assets of approximately $3.90 billion (net of estimated transaction expenses).
●	Description of the Securities to be Issued. Class A Shareholders of the Franklin Fund will receive Class A shares of the Growth Allocation Fund, and Class I Shareholders of the Franklin Fund will receive Class I shares of the Growth Allocation Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganization,” and “Additional Information about the Funds” below for more information.
●	Operating Expenses. Following the Reorganization, the total annual fund operating expense ratio for the Growth Allocation Fund is expected to be higher than that of the Franklin Fund currently; however, the management fee for the Growth Allocation Fund is expected to be lower than that of the Franklin Fund currently. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

The maximum management fee for the Franklin Fund is equal to an annual rate of 0.55% of its average daily net assets, while the maximum management fee for the Growth Allocation Fund is equal to an annual rate of 0.13% of its average daily net assets. The minimum management fee for the Franklin Fund is equal to an annual rate of 0.51% of its average daily net assets over $5 billion, while the minimum management fee for the Growth Allocation Fund is equal to an annual rate of 0.07% of its average daily net assets over $5 billion. As of December 31, 2020, the actual management fees of the Franklin Fund and the Growth Allocation Fund were 0.55% and 0.09%, respectively. In addition, the maximum administrative fee for the Franklin Fund is equal to an annual rate of 0.15% of its average daily net assets, while the maximum administrative fee for the Growth Allocation Fund is equal to an annual rate of 0.05% of its average daily net assets. As of December 31, 2020, the actual administrative fees of the Franklin Fund and the Growth Allocation Fund were 0.15% and 0.05%, respectively. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

●	Costs of Reorganization. Following the Reorganization, the Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Growth Allocation Fund. It is currently anticipated that approximately 100% of the Franklin Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Growth Allocation Fund’s principal investment strategies. It is not expected that the Growth Allocation Fund will revise any of its investment policies following the Reorganization to reflect those of the Franklin Fund.

The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”), of the tax treatment of this transaction, and the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

The Franklin Fund will bear transaction expenses, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”), associated with the Reorganization. Such Transaction Costs are estimated to be $339,961 (0.03% of net assets). Please see “Additional Information about the Reorganization” below for more information.

●	Federal Income Tax Consequences. The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the Franklin Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any dividend declared, allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganization – Federal Income Tax Consequences of the Reorganization” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2020. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Franklin Fund		Acquiring Fund: Growth Allocation Fund		Pro Forma Growth Allocation Fund (assuming expected operating expenses if the Reorganization is approved)
	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.55%	0.55%	0.09%	0.09%	0.09%	0.09%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%	0.06%	0.06%	0.06%	0.06%
Acquired Fund Fees and Expenses[2]	0.03%[2]	0.03%	0.74%	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses[3]	1.03%	0.73%	1.19%	0.89%	1.19%	0.89%
[1]	“Other Expenses” include an Administrative Fee of 0.15% for the Franklin Fund and an Administrative Fee of 0.05% for the Growth Allocation Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Franklin Fund has been restated to reflect current fees.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

●	You invest $10,000 in a Fund for the time periods indicated;
●	Your investment has a 5% annual return;
●	The Fund’s operating expenses remain the same as they were as of December 31, 2020; and
●	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Franklin Fund (Acquired Fund)
Class A	$105	$328	$569	$1,259
Class I	$75	$233	$406	$906
Growth Allocation Fund (Acquiring Fund)
Class A	$121	$378	$654	$1,443
Class I	$91	$284	$493	$1,096
Pro Forma Growth Allocation Fund (assuming expected operating expenses if the Reorganization is approved)
Class A	$121	$378	$654	$1,443
Class I	$91	$284	$493	$1,096

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the period ended June 30, 2021, the portfolio turnover rates for the Franklin Fund and the Growth Allocation Fund were 35% and 5%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2020, the portfolio turnover rate for the Franklin Fund and the Growth Allocation Fund were 81% and 22%, respectively, of the average value of each portfolio.

Comparison of Investment Adviser, and Sub-Adviser, and Sub-Sub-Advisers

The following table compares the investment adviser, sub-adviser, and sub-sub-advisers of the Franklin Fund with the investment adviser of the Growth Allocation Fund.

Acquired Fund	Acquiring Fund
Franklin Fund	Growth Allocation Fund

Investment Adviser

Jackson National Asset Management, LLC

Investment Sub-Adviser

Franklin Advisers, Inc.

Investment Sub-Sub-Advisers

ClearBridge Investments, LLC

Franklin Templeton Institutional, LLC

Templeton Global Advisors Limited

Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser None Investment Sub-Sub-Adviser None

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the Franklin Fund with those of the Growth Allocation Fund. The Funds have different investment objectives. The Franklin Fund seeks long-term total return that is consistent with an acceptable level of risk, while the Growth Allocation Fund seeks capital growth and current income. The Funds also have different principal investment strategies. The Franklin Fund is managed by a sub-adviser and has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging and less developed countries. The Franklin Fund may invest up to 10% of the Fund’s assets in mutual funds or exchange-traded funds (“ETFs”), including those advised by the sub-adviser or its affiliates. The Franklin Fund may also invest in derivative instruments, and regularly uses currency derivatives, including forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect) against currency risks. The Growth Allocation Fund is managed by the Adviser (rather than a sub-adviser) and is structured as a fund-of-funds. The Growth Allocation Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other funds (the “Underlying Funds”) that invest primarily in equity securities and fixed income securities. The Underlying Funds in which the Growth Allocation Fund may invest are each a separate series of the Trust. Not all funds of the Trust are available as Underlying Funds. The Growth Allocation Fund, under normal circumstances, allocates approximately 60% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. Some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States, including a range of developing and emerging market countries. The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

Acquired Fund	Acquiring Fund
Franklin Fund	Growth Allocation Fund
Investment Objective The investment objective of the Fund is long-term total return that is consistent with an acceptable level of risk.	Investment Objective The investment objective of the Fund is to seek capital growth and current income.

Principal Investment Strategies

The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging and less developed countries.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal market conditions, Franklin Advisers, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), uses a flexible allocation approach when allocating the Fund’s assets among the broad asset classes of equity and fixed-income investments.

Under normal circumstances, the Fund allocates approximately 60% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

● Allocation

● Alternative Assets

● Alternative Strategies

● Domestic/Global Equity

● Domestic/Global Fixed-Income

● International

● International Fixed-Income

● Sector

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Acquired Fund	Acquiring Fund
Franklin Fund	Growth Allocation Fund
When selecting equity investments, the Sub-Adviser considers foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value).	No corresponding strategy.
When selecting fixed-income investments, the Sub-Adviser focuses primarily on maximizing income appropriate to the Fund’s risk profile and considers the duration and maturity of its investments. The Fund may also invest in fixed income securities of any credit rating, including below investment grade or “junk” bonds.

Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategy.

In determining allocations to any particular Underlying Fund, the Fund’s Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

In determining an optimal mix of the equity and fixed income asset classes for the Fund, the Sub-Adviser assesses changing economic, market and industry conditions. The Sub-Adviser allocates among strategies using a top-down approach, taking into account market conditions, risk factors, diversification, liquidity, transparency and other investment options, among other things.	No corresponding strategy.
As part of these equity and fixed-income investments, the Sub-Adviser may invest up to 10% of the Fund’s assets in mutual funds or exchange-traded funds (“ETFs”), including those advised by the Sub-Adviser or its affiliates. Such mutual funds or ETFs may invest in a variety of U.S. and foreign equity and fixed income securities of any rating that may employ a growth or value investment style.	No corresponding strategy.

Acquired Fund	Acquiring Fund
Franklin Fund	Growth Allocation Fund
The Fund may also invest in derivative instruments. The Fund regularly uses currency derivatives, including forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect) against currency risks. The Fund also may, from time to time, use a variety of equity-related derivatives, which may include purchasing or selling call and put options on equity securities and equity security indices, futures on equity securities and equity indexes and options on equity index futures, for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets. In addition, the Fund may, from time to time, use credit default swaps and options on credit default swaps and interest rate derivatives, including interest rate swaps and interest rate/bond futures contracts, and options on interest rate/bond futures and on interest rate swaps (swaptions) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected markets, interest rates, countries, currencies or durations.	No corresponding strategy.
Emerging markets countries are those countries that are in the initial stages of their industrial cycles.	Some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States, including a range of developing and emerging market countries. An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing country by any supranational organization such as an institution in the World Bank Group or the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include allocation risk, credit risk, emerging markets and less developed countries risk, equity securities risk, fixed-income risk, foreign securities risk, high-yield bonds, lower-rated bonds, and unrated securities risk, interest rate risk, investment in other investment companies risk, market risk, and mid-capitalization and small-capitalization investing risk. However, the Franklin Fund is also subject to derivatives risk, exchange-traded funds investing risk, investment style risk, and managed portfolio risk, which are not principal risks of investing in the Growth Allocation Fund. In addition, the principal risks of investing in the Growth Allocation Fund include underlying funds risk, which is not a principal risk of investing in the Franklin Fund. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B.

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The Acquiring Fund will incur the risks associated with each Underlying Fund in which it is invested. The following table compares the principal risks of an investment in each Fund. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund
Risks	Franklin Fund	Growth Allocation Fund
Allocation risk	X	X
Credit risk	X	X
Derivatives risk	X
Emerging markets and less developed countries risk	X	X
Equity securities risk	X	X
Exchange-traded funds investing risk	X
Fixed-income risk	X	X
Foreign securities risk	X	X
High-yield bonds, lower-rated bonds, and unrated securities risk	X	X
Interest rate risk	X	X
Investment in other investment companies risk	X	X
Investment style risk	X
Managed portfolio risk	X
Market risk	X	X
Mid-capitalization and small-capitalization investing risk	X	X
Underlying funds risk		X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the Franklin Fund with those of the Growth Allocation Fund.

Acquired Fund	Acquiring Fund
Franklin Fund	Growth Allocation Fund
(1) The Fund is a “diversified company,” as such term is defined under the 1940 Act.	Same.
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.

Acquired Fund	Acquiring Fund
Franklin Fund	Growth Allocation Fund
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.

(4)   The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

Same.
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.
(7) The Fund may not invest more than 15% of its net assets in illiquid securities.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of broad-based securities market indices and composite indices which have investment characteristics similar to those of such Fund. Performance prior to June 24, 2019 reflects the Franklin Fund’s results when the Fund did not have a sub-adviser and operated as a fund-of-funds. Effective June 24, 2019, the Franklin Fund is sub-advised and no longer operates as a fund-of-funds. For the Growth Allocation Fund, performance prior to August 29, 2011 reflects the Growth Allocation Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

Franklin Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

Best Quarter (ended 6/30/2020): 14.99%; Worst Quarter (ended 3/31/2020): -17.13%

Class I

Best Quarter (ended 6/30/2020): 15.04%; Worst Quarter (ended 3/31/2020): -17.08%

Growth Allocation Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

Best Quarter (ended 6/30/2020): 18.77%; Worst Quarter (ended 3/31/2020): -20.33%

Class I

Best Quarter (ended 6/30/2020): 18.78%; Worst Quarter (ended 3/31/2020): -20.20%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
Franklin Fund (Class A)	11.28%	8.50%	7.46%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.51%	11.27%	8.94%
50% S&P 500 Index, 25% MSCI All Country World Index ex USA Index (Net), 25% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	14.32%	11.15%	9.29%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	10.65%	8.93%	4.92%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
Franklin Fund (Class I)	11.61%	6.49%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.51%	10.10%
50% S&P 500 Index, 25% MSCI All Country World Index ex USA Index (Net), 25% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	14.32%	10.70%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.44%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	10.65%	5.89%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
Growth Allocation Fund (Class A)	15.34%	10.60%	9.00%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.51%	11.27%	8.94%
80% MSCI All Country World Index (Net), 20% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.01%	10.86%	8.23%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	9.13%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
Growth Allocation Fund (Class I)	15.70%	9.96%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.51%	10.10%
80% MSCI All Country World Index (Net), 20% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.01%	10.14%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2021, and of the Growth Allocation Fund on a pro forma combined basis as of June 30, 2021 after giving effect to the proposed Reorganization. The actual net assets of the Franklin Fund and the Growth Allocation Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Growth Allocation Fund will be received by shareholders of Franklin Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Growth Allocation Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Franklin Fund (Acquired Fund) – Class A	$1,200,589,084	18.15	66,135,008
Growth Allocation Fund (Acquiring Fund) – Class A	$2,680,258,619	19.51	137,346,451
Adjustments	$(339,450)(a)	0	(4,615,293)(b)
Pro forma Growth Allocation Fund – Class A (assuming the Reorganization is approved)	$3,880,508,253	19.51	198,866,166
Franklin Fund (Acquired Fund) – Class I	$1,806,993	18.36	98,438
Growth Allocation Fund (Acquiring Fund) – Class I	$15,734,297	19.74	797,151
Adjustments	$(511)(a)	0	(6,924)(b)
Pro forma Growth Allocation Fund – Class I (assuming the Reorganization is approved)	$17,540,779	19.74	888,665
(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that approximately 100% of the Franklin Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Growth Allocation Fund’s principal investment strategies. The Franklin Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $339,961 (0.03% of net assets).
(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Franklin Fund by the Growth Allocation Fund. If the Reorganization had taken place on June 30, 2021, shareholders of the Franklin Fund would have received 61,519,715 and 91,514 Class A and Class I shares, respectively, of the Growth Allocation Fund.

After careful consideration, the Board approved the Plan of Reorganization with respect to the Franklin Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the Franklin Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

*      *      *      *      *

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

Terms of the Plan of Reorganization

The terms of the Plan of Reorganization are summarized below. For additional information, you should consult the Plan of Reorganization, a copy of which is attached as Appendix A.

If shareholders of the Acquired Fund approve the Plan of Reorganization, then the assets of the Acquired Fund will be acquired by, and in exchange for, Class A and Class I shares, respectively, of the Acquiring Fund and the liabilities of the Acquired Fund will be assumed by the Acquiring Fund. The Acquired Fund will then be terminated by the Trust, and the Class A and Class I shares of the Acquiring Fund distributed to the Class A and Class I shareholders, respectively, of the Acquired Fund in the redemption of the Class A and Class I Acquired Fund Shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Fund then held by former shareholders of the Acquired Fund may be different than the number of shares of the Acquired Fund that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Fund shares held immediately after the completion of the Reorganization will be the same as the total value of the Acquired Fund shares formerly held immediately before completion of the Reorganization).

It is anticipated that the Reorganization will be consummated as of the close of business on April 22, 2022, or on such later date as may be deemed necessary in the judgment of the Board and in accordance with the Plan of Reorganization, subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that the Acquired Fund will hold any investment that the Acquiring Fund would not be permitted to hold (“non-permitted investments”).

Description of the Securities to Be Issued

The Class A shareholders of the Acquired Fund will receive Class A shares of the Acquiring Fund, and the Class I shareholders of the Acquired Fund will receive Class I shares of the Acquiring Fund in accordance with the procedures provided for in the Plan of Reorganization. Each such share will be fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust may issue an unlimited number of full and fractional shares of beneficial interest of the Acquiring Fund and divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.  Each share of the Acquiring Fund represents an equal proportionate interest in that Fund with each other share.  The Trust reserves the right to create and issue any number of Fund shares.  In that case, the shares of the Acquiring Fund would participate equally in the earnings, dividends, and assets of the Fund.  Upon liquidation of the Acquiring Fund, shareholders are entitled to share proportionally (according to the net asset value of their shares of the Acquiring Fund) in the net assets of the Fund available for distribution to shareholders. The Acquiring Fund is a series of the Trust.

The Trust currently offers two classes of shares, Class A and Class I shares, for the Acquired Fund and the Acquiring Fund. Each series of the Trust has adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, Class A shares of the Acquired Fund and Acquiring Fund are charged a Rule 12b-1 fee at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares of the respective Fund. Because these distribution/service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges. Class I shares are not charged a Rule 12b-1 fee.

Board Considerations

At a meeting of the Board held on November 30 – December 2, 2021 (the “Board Meeting”), the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the proposed reorganization of the Acquired Fund, a series of the Trust, into the Acquiring Fund, also a series of the Trust (the “Reorganization”). Before approving the Reorganization, the Independent Trustees reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present.

The Board considered that the Acquired Fund was converted from a fund-of-funds structure in 2019 to a sub-advised structure. The Board also considered the Acquired Fund’s performance since the 2019 conversion, noting that while performance improved relative to peers, the Acquired Fund still continued to underperform relative to its peers. The Board noted that the Acquired Fund incorporates several strategies, or “sleeves”, managed by sub-sub-advisers affiliated with the Acquired Fund’s sub-adviser and that JNAM has noted that the recent sleeve additions have presented operational challenges due to their complexity, as these sleeve additions require coordination of trading and oversight of three affiliates of the sub-adviser. The Board considered that the Reorganization is part of an overall rationalization of the Trust’s offerings designed to eliminate inefficiencies arising from offering overlapping funds with similar investment objectives and investment strategies that serve as investment options for the Contracts issued by the Insurance Companies and certain non-qualified plans. The Board also considered that the Reorganization seeks to increase assets under management in the Acquiring Fund in an effort to achieve additional economies of scale for Contract Owners. The Board noted that the objective of the Reorganization is to seek to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment options to serve the interests of shareholders and Contract Owners. Thus, the Board considered the recommendation of JNAM to merge the Acquired Fund into the Acquiring Fund given the similarities in asset allocation mix and risk profile, the greater flexibility of the Acquiring Fund to invest across asset allocation (equities and fixed income), styles, (growth and value) and market capitalization (large-, mid-, and small-cap), and the Acquiring Fund’s stronger performance.

The Board considered a number of principal factors presented at the time of the Board Meeting in reaching its determinations, including the following:

●	Investment Objectives and Investment Strategies. The Board considered that the Reorganization will permit the Contract Owners and others with beneficial interest in the Acquired Fund to continue to invest in a professionally managed fund with similar investment goals, noting that the Acquired Fund’s investment objective is different than that of the Acquiring Fund. The Franklin Fund seeks long-term total return that is consistent with an acceptable level of risk, while the Growth Allocation Fund seeks capital growth and current income. The Board considered management’s statement that the Acquiring Fund is comprised of high conviction actively managed Underlying Funds from multiple managers, with stronger performance. The Board also considered management’s statement that moving from a sub-advised fund to a fund-of-funds structure will be in the best interests of Franklin Fund shareholders for multiple reasons, including improved performance, improved risk-adjusted performance, greater manager and style diversification, and diversified exposure to underlying equity and fixed income investments. For a full description of the investment objectives and investment strategies of the Acquired Fund and Acquiring Fund, see “Comparison of Investment Objectives and Principal Investment Strategies.”

●	Operating Expenses. The Board considered that, if approved by the Acquired Fund’s shareholders, the Reorganization is expected to result in a Combined Fund with a total annual fund operating expense ratio that is expected to be higher than that of the Acquired Fund currently, and a management fee that is expected to be lower than that of the Acquired Fund currently. The Board noted that the higher total annual fund operating expense ratio after the Reorganization is primarily a result of the Acquiring Fund having higher acquired fund fees and expenses. The Board further noted that the Acquiring Fund’s total annual fund operating expense ratio is expected to remain the same as a result of the Reorganization and the management fee could be lower if the Combined Fund’s net assets surpass an advisory fee breakpoint (as discussed under “Large Asset Base” below). See “Comparative Fee and Expense Tables.”

●	Larger Asset Base. The Board considered that the Reorganization may benefit Contract Owners and others with beneficial interests in the Acquired Fund by allowing them to invest in the Combined Fund that has a larger asset base than that of the Acquired Fund currently. The Board noted that as of September 30, 2021, the Acquired Fund had assets of $1.15 billion as compared to assets of $2.62 billion for the Acquiring Fund. Thus, after the Reorganization, the Combined Fund will have net assets of approximately $3.77 billion, which is expected to surpass an advisory fee breakpoint for the Acquiring Fund and could result in a lower advisory fee rate, .075% instead of .080%. The Board considered that reorganizing the Acquired Fund into the Acquiring Fund offers Contract Owners and other investors the ability to benefit from economies of scale.

●	Performance. The Board considered that the Acquiring Fund has had a better performance track record than the Acquired Fund for the one-, three-, five-, and ten-year periods ended September 30, 2021, while the Acquired Fund has had a better performance track record than the Acquiring Fund for the quarter ended September 30, 2021. The Board noted that during the 2020 calendar year, the Acquiring Fund returned 15.34%, while the Acquired Fund returned 11.28%. The Board also noted that, the Acquiring Fund had better performance than the Acquired Fund for the 2017, 2018, and 2019 calendar years, while the Acquired Fund had better performance than the Acquiring Fund for 2016 calendar year.

●	Investment Adviser and Other Service Providers. The Board considered that the Funds currently have the same investment adviser and administrator, JNAM, and many of the same service providers, with the exception of the Acquired Fund having a sub-adviser and sub-sub-advisers and the Acquiring Fund having no sub-adviser or sub-sub-adviser. Specifically, the Board considered that the Acquired Fund is sub-advised by Franklin and sub-sub-advised by ClearBridge, FTI, and TGAL. See “Comparison of Investment Adviser and Franklin Entities.” The Board also noted that the custodian for both the Acquired Fund and the Acquiring Fund is JPMorgan Chase Bank, N.A. The Board also considered that the transfer agent for the Acquiring Fund, JNAM, and the distributor for shares of the Acquiring Fund, Jackson National Life Distributors LLC, are the same as for the Acquired Fund and will remain the same immediately after the Reorganization.

●	Federal Income Tax Consequences. The Board considered that the Reorganization is not expected to be a taxable event for federal income tax purposes for Contract Owners.

●	Costs of Reorganization. The Board considered that the costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Proxy Statement/Prospectus and related disclosure documents, the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. The Board considered that it is currently anticipated that approximately 100% of the Franklin Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Growth Allocation Fund’s principal investment strategies. Thus, the Board considered that the Acquired Fund will bear the Transaction Costs associated with the Reorganization and that such Transaction Costs are estimated to be $339,961 (0.03% of net assets).

In summary, in determining whether to recommend approval of the Reorganization, the Board considered factors including (1) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of the Acquired Fund’s and Acquiring Fund’s shareholders’, Contract Owners’, and plan participants’ interests; (2) the compatibility of the Funds’ investment objectives, investment strategies, and investment restrictions, as well as shareholder services offered by the Funds; (3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to the Acquired Fund’s and Acquiring Fund’s shareholders, Contract Owners, and plan participants of having a larger asset base in the Combined Fund; (5) the relative historical performance of the Funds; (6) the management of the Funds; (7) the federal income tax consequences of the Reorganization; and (8) the costs of the Reorganization. No one factor was determinative and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to the Reorganization to be adverse.

The Board, including the Independent Trustees, determined that the Reorganization would be in the best interests of the Acquired Fund and Acquiring Fund and that the interests of the Acquired Fund’s and Acquiring Fund’s Contract Owners and other investors would not be diluted as a result of the Reorganization. The Board voted to approve the Reorganization and recommended its approval by Contract Owners and others with beneficial interests in the Acquired Fund.

Description of Risk Factors

A Fund’s performance may be affected by one or more risk factors. For a detailed description of each Fund’s risk factors, please see “More Information on Strategies and Risk Factors” in Appendix B.

Federal Income Tax Consequences of the Reorganization

As a condition to the consummation of the Reorganization, each Fund will have received one or more opinions of Ropes & Gray LLP, dated on or before the effective date of the Reorganization, substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes, the Reorganization will not be a taxable event for Contract Owners whose contract values are determined by investment in shares of the Acquired Fund. The opinion will be based on certain factual certifications made by officers of the Funds, the Adviser and the Insurance Companies offering the Contracts, and will also be based on reasonable assumptions.

None of the Trust, the Acquired Fund, or the Acquiring Fund has sought a tax ruling from the Internal Revenue Service (the “IRS”), but each is acting in reliance upon the opinions of counsel discussed in the previous paragraph. The opinions are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract Owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

Contingency Plan

If the Reorganization is not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of the Trust

This section provides information about the Trust and the Adviser for the Funds, and the sub-adviser and sub-sub-advisers for the Franklin Fund.

The Trust

The Trust is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company. Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Board. Each Fund is a series of the Trust.

The Adviser

JNAM, located at 1 Corporate Way, Lansing, Michigan 48951, serves as the investment adviser to the Trust and provides the Funds with professional investment supervision and management. JNAM is registered with the SEC under the Investment Advisers Act of 1940, as amended. JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc and Athene Life Re Ltd each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

JNAM acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement. Under the Investment Advisory and Management Agreement, JNAM is responsible for managing the affairs and overseeing the investments of the Funds and determining how voting and other rights with respect to securities owned by the Funds will be exercised. JNAM also provides recordkeeping, administrative and exempt transfer agent services to the Funds and oversees the performance of services provided to the Funds by other service providers, including the custodian and shareholder servicing agent. JNAM is authorized to delegate certain of its duties with respect to a Fund to a sub-adviser, subject to the approval of the Board, and is responsible for overseeing that sub-adviser’s performance. JNAM is solely responsible for payment of any fees to the sub-adviser.

JNAM plays an active role in advising and monitoring each Fund and sub-adviser, if any. For those Funds JNAM directly manages, if any, JNAM, among other things, implements the investment objective and program by selecting securities and determining asset allocation ranges. When appropriate, JNAM recommends to the Board potential sub-advisers for a Fund. For those Funds managed by a sub-adviser, JNAM monitors each sub-adviser’s Fund management team to determine whether its investment activities remain consistent with the Funds’ investment strategies and objectives. JNAM also monitors changes that may impact the sub-adviser’s overall business, including the sub-adviser’s operations and changes in investment personnel and senior management, and regularly performs due diligence reviews of each sub-adviser. In addition, JNAM obtains detailed, comprehensive information concerning each Fund’s and sub-adviser’s performance and Fund operations. JNAM is responsible for providing regular reports on these matters to the Board.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees. It may be terminated at any time upon 60 days’ notice by JNAM, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement each provide that JNAM shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNAM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the Trust pays JNAM a fee in respect of each Fund as described in the Prospectus.

Management Fees

As compensation for its advisory services, JNAM receives a fee from the Trust computed separately for the Funds, accrued daily and payable monthly.  The fee JNAM receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

The table below shows the advisory fee rate schedule for each Fund as set forth in the Investment Advisory and Management Agreement and the aggregate annual fee the Fund paid to JNAM for the fiscal year ended December 31, 2020. Each Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the advisory fee rate should the Fund’s average daily net assets exceed specified amounts.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2020
Franklin Fund[1]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.550% 0.530% 0.520% 0.510%	0.55%
Growth Allocation Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	0.130% 0.080% 0.075% 0.070%	0.09%
[1]	Effective April 27, 2020, JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of the Acquired Fund’s Prospectus dated April 26, 2021, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

A discussion of the basis for the Board’s approval of the Investment Advisory and Management Agreement is available in the Trust’s Annual Report to shareholders for the year ended December 31, 2020 and will be available in the Trust’s Annual Report to shareholders for the year ended December 31, 2021.

JNAM selects, contracts with, and compensates the Acquired Fund’s sub-adviser, who in turn selects, contracts with, and compensates the Acquire Fund’s sub-sub-advisers, to manage the investment and reinvestment of the assets of the Acquired Fund. JNAM monitors the compliance of the Acquired Fund’s sub-adviser and sub-sub-advisers, with the investment objective and related policies of the Acquired Fund, reviews the performance of the Acquired Fund’s sub-adviser and sub-sub-advisers, and reports periodically on such performance to the Board. Under the terms of the sub-advisory agreement, the Acquired Fund’s sub-adviser is responsible for supervising and managing the investment and reinvestment of the assets of the Acquired Fund and for directing the purchase and sale of the Acquired Fund’s investment securities, subject to the oversight and supervision of JNAM and the Board.  The Acquired Fund’s sub-adviser and sub-sub-advisers formulate a continuous investment program for the Acquired Fund consistent with its investment strategies, objectives and policies outlined in its Prospectus.  The Acquired Fund’s sub-adviser implements such program by the purchases and sales of securities and regularly reports to JNAM and the Board with respect to the implementation of such program. As compensation for its sub-advisory services, the Acquired Fund’s sub-adviser receives a fee from JNAM, computed separately for the Acquired Fund, stated as an annual percentage of the Acquired Fund’s net assets. JNAM currently is obligated to pay the Acquired Fund’s sub-adviser out of the advisory fee it receives from the Acquired Fund.

JNAM and the Trust, together with other investment companies of which JNAM is investment adviser, have received an exemptive order (the “Order”) that allows JNAM to hire, replace or terminate unaffiliated sub-advisers or materially amend a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Board, but without the approval of shareholders.  However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. Under the terms of the Order, if a new sub-adviser is hired by JNAM, the affected Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within ninety (90) days of the change. The Order allows the Funds to operate more efficiently and with greater flexibility.  JNAM provides oversight and evaluation services to the Funds, including, but not limited to the following services: performing initial due diligence on prospective sub-advisers for the Funds; monitoring the performance of sub-advisers; communicating performance expectations to the sub-advisers; and ultimately recommending to the Board whether a sub-adviser’s contract should be renewed, modified or terminated.

JNAM does not expect to recommend frequent changes of sub-advisers. Although JNAM will monitor the performance of the sub-advisers, there is no certainty that the sub-advisers or the Funds will obtain favorable results at any given time.

As compensation for the services for the Acquired Fund, the sub-adviser to the Acquired Fund, Franklin, receives a sub-advisory fee that is payable by JNAM. The following table shows the amount of sub-advisory fees that JNAM paid the sub-adviser (out of JNAM’s advisory fees) for the services provided by the sub-adviser for the fiscal year ended December 31, 2020:

Fund	Aggregate Fees Paid to Sub-Adviser
	Dollar Amount	As a Percentage of Average Daily Net Assets as of December 31, 2020
Franklin Fund[1]	$3,499,856	0.32%
Growth Allocation Fund[2]	N/A	N/A

[1]	The Franklin Fund is subject to a relationship discount, combined with certain Funds sub-advised by Franklin, which provides a discount of 5.5% in overall sub-advisory fees for the first $5 billion in assets under management, 10% on the next $5 billion, and 12.5% above $10 billion.
[2]	The Growth Allocation Fund does not have a sub-adviser.

A discussion of the basis for the Board’s approval of the Acquired Fund’s sub-advisory and sub-sub-advisory agreements is available in the Trust’s Annual Report to shareholders for the year ended December 31, 2020 and will be available in the Trust’s Annual Report to shareholders for the year ended December 31, 2021.

In addition to the investment advisory fee, each Fund currently pays to JNAM (the “Administrator”) an administrative fee as an annual percentage of the average daily net assets of each Fund, accrued daily and paid monthly, as set forth below.

Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
Franklin Fund	$0 to $3 billion Assets over $3 billion	.150% .130%
Growth Allocation Fund	$0 to $3 billion Assets over $3 billion	.050% .045%

In return for the administrative fee, the Administrator provides or procures all necessary administrative functions and services for the operation of each Fund.  In addition, the Administrator, at its own expense, arranges and pays for routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance, expenses related to the Funds’ Chief Compliance Officer, and the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees (categorized as “Other Expenses” in the fee tables).

The Sub-Adviser and Sub-Sub-Advisers

The sub-adviser to the Acquired Fund is Franklin and the sub-sub-advisers to the Acquired Fund are ClearBridge, FTI, and TGAL. ClearBridge became a sub-sub-adviser to the Acquired Fund on September 13, 2021. The Franklin Entities are indirect, wholly owned subsidiaries of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

The following table describes the Acquired Fund’s sub-adviser, sub-sub-advisers, portfolio managers, and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Acquired Fund is available in the Trust’s Statement of Additional Information.

Franklin Fund (Acquired Fund)
Sub-Adviser, Sub-Sub-Advisers, & Portfolio Managers	Portfolio Managers’ Business Experience

Franklin Advisers, Inc.

(Sub-Adviser)

One Franklin Parkway

San Mateo, California 94403

ClearBridge Investments, LLC

(Sub-Sub-Adviser)

620 Eighth Avenue

New York, New York 10018

Franklin Templeton Institutional, LLC

(Sub-Sub-Adviser)

600 Fifth Avenue

New York, New York 10020

Templeton Global Advisors Limited

(Sub-Sub-Adviser)

Lyford Cay

Nassau, Bahamas

Portfolio Managers

Tom Nelson, CFA, CAIA

Wylie Tollette, CFA, CAIA

Edward D. Perks, CFA

Tom Nelson, CFA, CAIA (Senior Vice President and Director of Portfolio Management, Multi-Asset Solutions of Franklin Advisers), is a member of the Investment Strategy and Research Committee (“ISRC”). Mr. Nelson is portfolio manager for a number of funds offered for sale in various jurisdictions. He is lead portfolio manager for number of Franklin strategies. Mr. Nelson joined Franklin Templeton Investments in 2007 and co-founded the firm’s quantitative research services group upon joining the company. He moved to Multi-Asset Solutions of Franklin Advisers in 2009. Prior to working at Franklin Templeton, Mr. Nelson worked for Bloomberg LP from 1991 to 2007, where he was most recently manager of the Americas market specialist teams. Mr. Nelson holds a B.S. in accounting from the University of Delaware. He is a Chartered Financial Analyst (“CFA”) Charterholder and a Chartered Alternative Investment Analyst (“CAIA”) charterholder. He is a member of the CFA Institute, the New York Society of Security Analysts and the Chartered Alternative Investment Analyst Association.

Wylie Tollette, CFA, CPA (Executive Vice President and Head of Client Investment Solutions, Multi-Asset Solutions of Franklin Advisers), oversees client investment solution development for Franklin’s multi-asset platform. Mr. Tollette and his team partner closely with the company’s global distribution groups on all multi-asset solutions opportunities across a broad range of clients. Prior to rejoining Franklin Templeton, Mr. Tollette served as chief operating investment officer at CalPERS, the largest defined benefit public pension fund in the U.S. There, he helped lead initiatives focused on enhancing the portfolio and investment decision-making process, engaged the CalPERS Board and various constituents, and helped redesign the asset allocation and investment strategy committee. Mr. Tollette was also responsible for the investment performance and risk analytics, investment policy, investment manager engagement, operations, compliance, and business planning areas. Prior to his time at CalPERS, Mr. Tollette worked at Franklin Templeton for almost 20 years, including as head of the Performance Analytics and Investment Risk Group, which was responsible for collaboratively defining, measuring, and managing investment risk and performance across all Franklin Templeton products and clients. Mr. Tollette received a B.S. from the University of California, Davis and received his Master of Science in finance from the University of London. He is a Chartered Financial Analyst (“CFA”) charterholder and is a member of the CFA Association of Sacramento and San Francisco. He has served on a number of the CFA Institute’s committees, including the GIPS® Technical committee. He also holds a CPA designation and is a member of the American Institute of Certified Public Accountants.

Edward D. Perks, CFA (President and Chief Investment Officer, Multi-Asset Solutions of Franklin Advisers) has been a manager of the Fund since its inception. Mr. Perks joined Franklin Templeton Investments in 1992. Prior to his current role, he served as the chief investment officer of Franklin Templeton Equity, with oversight of several Franklin Templeton equity teams. He has also served as CIO-Franklin Equity Group (FEG), an evolution from his previous role as director of portfolio management. During his tenure with the firm, his experience has included equity, convertibles and high yield research across a wide range of industries. Mr. Perks holds a B.A. in economics and political science from Yale University. He is a Chartered Financial Analyst (CFA) charterholder, a member of the CFA Institute, and the Security Analysts of San Francisco (SASF).

There is no sub-adviser for the Acquiring Fund.

Portfolio Management

The allocations for the Acquiring Fund are made by JNAM. The individuals responsible for application of each Fund’s strategy, executing trades and allocation of capital to the various strategies for each Fund are William Harding, Sean Hynes, and Mark Pliska.

Growth Allocation Fund (Acquiring Fund)
Adviser & Portfolio Managers	Portfolio Managers’ Business Experience
Jackson National Asset Management, LLC 225 West Wacker Drive Chicago, Illinois 60606 Portfolio Managers William Harding, CFA Sean Hynes, CFA, CAIA Mark Pliska, CFA

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-adviser performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is an Assistant Vice President for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Trust’s Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

Additional Information

Classes of Shares

The Trust has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, the Funds have two classes of shares, Class A and Class I. As discussed in “Distribution Arrangements” below, the Class A shares of the Funds are subject to a Rule 12b-1 fee equal to 0.30% of the Fund’s average daily net assets attributable to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Under the multi-class structure, the Class A shares and Class I shares of the Funds represent interests in the same portfolio of securities and are substantially the same except for “class expenses.”

The expenses of each Fund are borne by each Class of shares based on the net assets of the Fund attributable to each class, except that class expenses are allocated to the appropriate class. “Class expenses” include any distribution, administrative or service expense allocable to that class, pursuant to the 12b-1 Plan described below, and any other expenses that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular class (or Contract Owners funded by shares of such class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one class.

Distribution Arrangements

Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), 300 Innovation Drive, Franklin, Tennessee 37067, is the statutory underwriter and facilitates the registration and distribution of shares of the Funds on a continuous basis. The Distributor is not obligated to sell any specific amount of shares. JNLD is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc and Athene Life Re Ltd each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

JNLD is responsible for promoting sales of each Fund’s shares. The Distributor also is the principal underwriter of the variable annuity insurance products issued by Jackson National and its subsidiaries. On behalf of the Funds, the Trust has adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, an Amended and Restated Distribution Plan (“Plan”) with respect to the Class A shares of each Fund. The Board, including all of the Independent Trustees, must approve, at least annually, the continuation of the Plan. Under the Plan, each Fund pays a Rule 12b-1 fee to JNLD, as principal underwriter, at an annual rate of 0.30% of the Fund’s average daily net assets attributed to Class A shares, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates with respect to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  To the extent consistent with the Plan and applicable law, the Distributor may use the Rule 12b-1 fee to compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

The Distributor and/or an affiliate have the following relationships with one or more of the sub-advisers and/or their respective affiliates:

●	The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which those sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser’s participation.

●	The Distributor acts as distributor of variable insurance contracts and variable life insurance policies issued by the Insurance Companies. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the variable insurance contracts and variable life insurance policies.

Payments to Broker-Dealers and Financial Intermediaries

Only Separate Accounts of the Insurance Companies and series, including fund of funds, of registered investment companies in which either or both of the Insurance Companies invest may purchase shares of the Funds. You may invest indirectly in the Funds through your purchase of a variable annuity or life insurance contract issued by Separate Accounts of the Insurance Companies that invests directly, or through a fund of funds, in these Funds. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable Separate Account through which you invest indirectly. If an investor invests in the Funds under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment in Trust Shares

Shares of the Funds are presently offered only to Separate Accounts of the Insurance Companies to fund the benefits under certain Contracts, to non-qualified retirement plans, and to other regulated investment companies. The Separate Accounts, through their various sub-accounts that invest in designated Funds, purchase the shares of the Funds at their net asset value (“NAV”) using premiums received on Contracts issued by the insurance company. Shares of the Funds are not available to the general public for direct purchase.

Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Funds’ transfer agent in proper form. There is no sales charge.

The Acquired Fund is managed by a sub-adviser and sub-sub-advisers who manage publicly available mutual funds that have similar names and investment objectives. While some of the Funds may be similar to or modeled after publicly available mutual funds, Contract Owners should understand that the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The price of each Fund’s shares is based on its NAV. The NAV of each Fund’s shares is generally determined by JNAM once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of each Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act.  The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV. Generally, the value of exchange-listed or exchange-traded securities is based on their respective market prices, and fixed income securities are valued based on prices provided by an independent pricing service.

The Acquiring Fund is comprised of Underlying Funds. The value of each Underlying Fund is determined based on the number of shares owned multiplied by the NAV of the respective Underlying Funds.

Domestic fixed-income and foreign securities are normally priced using data reflecting the closing of the principal markets or market participants for those securities, which may be earlier than the NYSE close. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

The Board has adopted procedures pursuant to which JNAM may determine, subject to Board oversight, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate.  Under these procedures, the “fair value” of a security generally will be the amount, determined by JNAM in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board has established a valuation committee to review fair value determinations pursuant to the Trust’s “Valuation Policies and Procedures.”  The valuation committee will also review the value of restricted securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g., disorderly market transactions). In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is otherwise reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

The Funds may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”). Accordingly, the Trust’s procedures for valuing of portfolio securities also authorize JNAM, subject to Board oversight, to determine the “fair value” of such foreign securities for purposes of calculating a Fund’s NAV. JNAM will “fair value” foreign securities held by a Fund if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which the securities owned by a Fund principally are traded, but prior to the time of the Fund’s NAV calculation, which reasonably can be expected to affect the value of such security. Under the Trust’s valuation procedures, a “significant event” affecting a single issuer might include, but is not limited to, an announcement by the issuer, a competitor, a creditor, a major holder of the issuer’s securities, a major customer or supplier, or a governmental, regulatory or self-regulatory authority relating to the issuer, the issuer’s products or services, or the issuer’s securities, and a “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“Market Timing” Policy

Fund shares may only be purchased by Separate Accounts of the Insurance Companies, the Insurance Companies themselves, non-qualified retirement plans and certain other regulated investment companies.

The interests of a Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other Contract Owners invested in the Separate Accounts. Such short-term trading activity, when excessive, has the potential to, among other things, compromise efficient portfolio management, generate transaction and other costs, and dilute the value of Fund shares held by long-term shareholders.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended to serve as vehicles for market timing.  The Board has adopted policies and procedures with respect to market timing.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) take various steps designed to deter and curtail market timing with the cooperation of the Insurance Companies. For example, in the event of a round trip transfer, complete or partial redemptions by a shareholder from a sub-account investing in a Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and the corresponding Fund) within fifteen (15) calendar days of the redemption. The Funds will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds. The “fair value” pricing policy applies to the Underlying Funds in which the Acquiring Fund invests. The “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred. The “fair value” pricing policy is described under “Investment in Trust Shares” above.

The policies and procedures described above are intended to deter and curtail market timing in the Funds.  However, there can be no assurance that these policies, together with those of the Insurance Companies, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on the Insurance Companies to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

A description of Jackson National’s anti-market timing policies and procedures can be found in the appropriate variable insurance contract Prospectus (the “Separate Account Prospectus”). The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund’s anti-market timing policies if they are not in violation of the Separate Accounts’ anti-market timing policies and procedures.

Share Redemption

A Separate Account redeems shares of a Fund to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which the Trust and the NYSE are open for business and are effected at net asset value next determined after the redemption order is received by JNAM, the Fund’s transfer agent, in proper form.

The Trust may suspend the right of redemption only under the following circumstances:

●	When the NYSE is closed (other than weekends and holidays) or trading is restricted;
●	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
●	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of each Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity. The Funds, pursuant to an exemptive order issued by the SEC and a master Interfund Lending agreement, also have the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, a Fund’s share price and/or returns may be negatively impacted. If a liquidity event occurs, JNAM will notify the Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Fund’s line of credit or Interfund Lending Program.

Redemptions will generally be in the form of cash, although a Fund reserves the right to redeem in kind from another Fund.  If a Fund redeems shares in kind from another Fund, it may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

Dividends and Other Distributions

The Funds, which currently intend to qualify and be eligible for treatment as partnerships, generally do not expect to make distributions of their net investment income and net realized capital gains.

For each Fund, distributions other than in redemption of Fund shares, if any, are automatically reinvested at net asset value in shares of the distributing class of that Fund.

Tax Status

Each Fund intends (and the Acquiring Fund intends to continue) to be treated as a partnership for U.S. federal income tax purposes, and neither Fund expects to make regular distributions (other than in redemption of Fund Shares) to shareholders. The interests in the Funds are generally owned by one or more Separate Accounts that hold such interests pursuant to Contracts.

Each Fund is treated as a partnership separate from the Trust for purposes of the Code. Therefore, the assets, income, and distributions, if any, of each Fund are considered separately for purposes of determining the tax classification of such Fund.

Because the shareholders of the Funds are Separate Accounts of variable insurance contracts, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of the Funds. Distributions from the Funds, if any, are not taxable to those shareholders. However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

Each Fund intends (and the Acquiring Fund intends to continue) to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts. The Investment Advisory and Management Agreement and sub-advisory agreement require the Funds to be operated in compliance with these diversification requirements. The Adviser or sub-adviser, or sub-sub-advisers, may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Acquired Fund and the Acquiring Fund for the past five years or, if shorter, the period of the Fund’s operations. The following tables provide selected per share data for one share of each Fund. The total returns in the financial highlights table represent the rate that an investor would have earned (or lost) on an investment in the Acquired Fund or the Acquiring Fund (assuming reinvestment of all dividends and distributions) held for the entire period. The information does not reflect any charges imposed under a Contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate Contract prospectus regarding such charges. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Trust’s Annual Report. The information for the period ended June 30, 2021 has not been audited. The unaudited interim financial statements as of June 30, 2021 reflect all adjustments which are, in the opinion of management, of a normal recurring nature and necessary for a fair statement of the results for the interim period presented. Each Fund’s financial statements are included in the Trust’s Annual Report and Semi-Annual Report, which are available upon request.

JNL Series Trust – Acquired Fund and Acquiring Fund

Financial Highlights

For a Share Outstanding

The information for the period ended June 30, 2021 has not been audited.

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Franklin Templeton Growth Allocation Fund (Acquired Fund)(a)
Class A
06/30/21	16.57	0.10	1.48	1.58	—	—	18.15	9.54	1,200,589	35		1.00	1.01	1.12
12/31/20	14.89	0.19	1.49	1.68	—	—	16.57	11.28	1,167,396	81		0.99	1.00	1.30
12/31/19(b)	12.65	0.09	2.15	2.24	—	—	14.89	17.71	1,209,936	109	(c)	0.68	0.69	0.64
12/31/18	13.97	0.34	(1.66)	(1.32)	—	—	12.65	(9.45)	1,175,318	5		0.35	0.35	2.45
12/31/17	12.50	0.35	1.12	1.47	—	—	13.97	11.76	1,480,293	104	(d)	0.14	0.14	2.65
12/31/16	11.02	0.34	1.14	1.48	—	—	12.50	13.43	1,454,361	8		0.05	0.05	2.99

Class I
06/30/21	16.73	0.12	1.51	1.63	—	—	18.36	9.74	1,807	35		0.70	0.71	1.42
12/31/20	14.99	0.23	1.51	1.74	—	—	16.73	11.61	1,402	81		0.69	0.70	1.57
12/31/19(b)	12.70	0.14	2.15	2.29	—	—	14.99	18.03	1,537	109	(c)	0.41	0.42	1.02
12/31/18	13.98	0.82	(2.10)	(1.28)	—	—	12.70	(9.16)	1,030	5		0.05	0.05	5.95
12/31/17(e)	13.62	0.00	0.36	0.36	—	—	13.98	2.64	6	104	(d)	0.04	0.04	(0.04)
JNL Growth Allocation Fund (Acquiring Fund)(a) Class A
06/30/21	17.59	(0.04)	1.96	1.92	—	—	19.51	10.92	2,680,259	5		0.44	0.44	(0.44)
12/31/20	15.25	0.04	2.30	2.34	—	—	17.59	15.34	2,505,592	22		0.45	0.45	0.28
12/31/19	12.33	0.03	2.89	2.92	—	—	15.25	23.68	2,416,794	13		0.44	0.44	0.23
12/31/18	13.56	0.07	(1.30)	(1.23)	—	—	12.33	(9.07)	2,147,880	34		0.44	0.44	0.51
12/31/17	11.43	0.08	2.05	2.13	—	—	13.56	18.64	2,511,790	156	(f)	0.24	0.24	0.64
12/31/16	10.63	0.07	0.73	0.80	—	—	11.43	7.53	1,844,865	41		0.15	0.15	0.63

Class I
06/30/21	17.76	(0.01)	1.99	1.98	—	—	19.74	11.15	15,734	5		0.14	0.14	(0.14)
12/31/20	15.35	0.10	2.31	2.41	—	—	17.76	15.70	14,620	22		0.15	0.15	0.65
12/31/19	12.38	0.08	2.89	2.97	—	—	15.35	23.99	11,688	13		0.14	0.14	0.57
12/31/18	13.58	0.19	(1.39)	(1.20)	—	—	12.38	(8.84)	5,905	34		0.14	0.14	1.38
12/31/17(e)	13.02	(0.01)	0.57	0.56	—	—	13.58	4.30	622	156	(f)	0.15	0.15	(0.15)
(a)	Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.
(b)	On June 24, 2019, JNL/Franklin Templeton Founding Strategy Fund name was changed to JNL/Franklin Templeton Growth Allocation Fund and became a sub-advised fund. Prior to June 24, 2019, the sub-advisor selected the securities of the underlying funds that the Fund invested in and was considered a “Fund of Funds.”
(c)	Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund includes the sale of the Fund’s underlying funds effective June 24, 2019. Portfolio turnover not including the sale of the Fund’s underlying funds was 89% in 2019.
(d)	Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund not including the purchase and sale of each Underlying Fund was 4%.
(e)	Effective September 25, 2017, Class I shares were offered by the Fund.
(f)	Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Growth Allocation Fund: 49%.

VOTING INFORMATION

The following information applies to the Reorganization of the Acquired Fund into the Acquiring Fund for which you are entitled to vote.

The Meeting

The Meeting will be held at 9:30 a.m., Eastern Time, on March 25, 2022, at 1 Corporate Way, Lansing, Michigan 48951, together with any adjournment thereof. The Meeting is being held to consider and vote on the Plan of Reorganization, which provides for the reorganization of the Franklin Fund into the Growth Allocation Fund, and any other business that may properly come before the Meeting. Only shareholders of the Acquired Fund are entitled to vote on this matter.

A copy of the Plan of Reorganization is attached hereto as Appendix A of this Proxy Statement/Prospectus.

The Board fixed the close of business on January 31, 2022, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

Quorum and Voting

The Amended and Restated By-Laws of the Trust, dated September 6, 2019 (the “By-Laws”), provide that except as otherwise provided by law, the Amended and Restated Declaration of Trust dated June 1, 1994 and amended and restated on September 25, 2017 (the “Declaration of Trust”), or the By-Laws, the holders of a majority of the shares issued and outstanding and entitled to vote at the meeting, present in person, present by means of remote communication in a manner, if any, authorized by the Board in its sole discretion, or represented by proxy, shall constitute a quorum for the transaction of business. The presence of the Insurance Companies, through the presence of an authorized representative, constitutes a quorum. A quorum, once established at a meeting, shall not be broken by the withdrawal of enough votes to leave less than a quorum.

The By-Laws further provide that shares may be voted in person or by proxy. A proxy with respect to shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to the exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving its invalidity shall rest on the challenger. At all meetings of Shareholders, unless inspectors of election have been appointed, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chairman of the meeting. Any person giving voting instructions may revoke them at any time prior to their exercise by submitting to the Secretary of the Trust a superseding voting instruction form or written notice of revocation. Voting instructions can be revoked until the Meeting date. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Fund in accordance with all properly executed and unrevoked voting instructions. Unless otherwise specified in the proxy, the proxy shall apply to all shares of the Fund owned by the Shareholder.

Required Vote

The vote of the “majority of the outstanding voting shares” of a Fund is required to approve the Proposal. The vote of the “majority of the outstanding voting shares” means the lesser of (i) 67% or more of the shares of the Fund entitled to vote thereon present in person or by proxy at the Meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  Except as otherwise provided by law, if a Shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Meeting for purposes of determining the existence of a quorum. However, abstentions will not be counted as a vote cast on such proposal. The approval of the Proposal depends upon whether a sufficient number of votes are cast for the Proposal.  Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against the Proposal.

Contract Owner Voting Instructions

The Trust is organized as a Massachusetts business trust. Shares of the Trust currently are sold only to Separate Accounts of the Insurance Companies to fund the benefits of variable insurance contracts, to certain non-qualified employee benefit plans of Jackson National, or directly to the Insurance Companies. In addition, shares of the Trust are sold to certain funds of the Trust organized as funds-of-funds. Although the Insurance Companies legally own all of the shares of the Fund held in their respective Separate Accounts that relate to the Contracts, a portion of the value of each Contract is invested by the Insurance Companies, as provided in the Contract, in shares of one or more funds.

Contract Owners have the right under the interpretations of the 1940 Act to instruct the relevant Insurance Company how to vote the shares attributable to their Contract. Contract Owners at the close of business on the Record Date will be entitled to notice of the Meeting and to instruct the relevant Insurance Company how to vote at the Meeting or any adjourned session. The Insurance Company will vote all such shares in accordance with the voting instructions timely given by the Contract Owners with assets invested in the Acquired Fund. Shares for which the Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposal. Shares for which the Insurance Company receives no timely voting instructions from a Contract Owner will be voted by the applicable Insurance Company either for or against approval of the applicable Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners have provided voting instructions to the Insurance Company. The Insurance Companies and their affiliates will vote their own shares and shares held by other regulated investment companies in the same proportion as voting instructions timely given by Contract Owners. As a result, a small number of Contract Owners may determine the outcome of the vote.

Contract Owners may use the enclosed voting instructions form as a ballot to give their voting instructions for those shares attributable to their Contract as of the Record Date. The Insurance Companies have fixed the close of business on March 24, 2022 as the last day on which voting instructions will be accepted, other than those provided in person at the Meeting.

Proxy and Voting Instruction Solicitations

The Board is soliciting proxies from shareholders of the Acquired Fund. The Insurance Companies are the shareholders of record and are soliciting voting instructions from their Contract Owners as to how to vote at the Meeting. In addition to the mailing of these proxy materials, voting instructions may be solicited by letter, telephone or personal contact by officers or employees of the Trust, JNAM or officers or employees of the Insurance Companies.

JNAM, as the Trust’s administrator, has retained the services of Donnelley Financial LLC (“DFS”), 35 West Wacker Drive, Chicago, Illinois 60601. Under the agreement between JNAM and DFS, DFS’s subcontractor, Mediant Communications (“Mediant”), 400 Regency Parkway, Suite 200, Cary, North Carolina 27519 will provide proxy distribution, solicitation, and tabulation services (the “Services”). The anticipated cost of the Services to be provided by Mediant in connection with this proxy solicitation is approximately $31,745 and will be borne by JNAM whether or not the Reorganization is consummated.

The costs of printing and mailing of the Notice, this Proxy Statement/Prospectus, and the accompanying voting instruction card, and the solicitation of Contract Owner voting instructions, will be paid by JNAM whether or not the Reorganization is consummated. The Trust does not expect to bear any significant expenses in connection with the Meeting or the solicitation of proxies and voting instructions.

Adjournments

Any authorized voting instructions will be valid for any adjournment of the Meeting. If the Trust receives an insufficient number of votes to approve the Proposal, the Meeting may be adjourned to permit the solicitation of additional votes. The Meeting may be adjourned by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No Shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

Revocation of Voting Instructions

Any person giving voting instructions may revoke them at any time prior to the Meeting by submitting to the Insurance Companies a superseding voting instruction form or written notice of revocation or by appearing and voting in person at the Meeting. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Acquired Fund in accordance with all properly executed and un-revoked voting instructions.

Outstanding Shares and Principal Shareholders

The Insurance Companies will vote on the Reorganization as instructed by their Contract Owners. [As of January 31, 2022, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Acquired Fund.]

Because the shares of the Funds are sold only to the separate accounts of the Insurance Companies, certain funds of the Trust organized as funds-of-funds, and certain non-qualified retirement plans, the Insurance Companies, through the Separate Accounts which hold shares in the Trust as funding vehicles for the Contracts and certain retirement plans, are the owners of record of substantially all of the shares of the Trust. In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. The table below shows the number of outstanding shares of the Acquired Fund as of the Record Date that are entitled to vote at the Meeting.

Fund	Total Number of Outstanding Shares
Franklin Fund (Class A)	[To be Provided]
Franklin Fund (Class I)	[To be Provided]

As of the Record Date, [January 31, 2022], the following person(s) owned 5% or more of the shares of the Acquired Fund either beneficially or of record:

Franklin Fund – Class A Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

Franklin Fund – Class I Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

*      *      *      *      *

APPENDIX A

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/Franklin Templeton Growth Allocation Fund

JNL Growth Allocation Fund

This Plan of Reorganization has been entered into on April 22, 2022, by JNL SERIES TRUST (the “Trust”), Massachusetts business trust, on behalf of its JNL/FRANKLIN TEMPLETON GROWTH ALLOCATION FUND (the “Acquired Fund”) and its JNL GROWTH ALLOCATION FUND (the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

1.	The Closing Date shall be April 22, 2022, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;

2.	The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trust, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

A-1

3.	On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.

4.	In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.

5.	For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.

6.	Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.

7.	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”) whether or not the Reorganization is consummated. No sales or other charges will be imposed on contract owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and Acquiring Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

A-2

APPENDIX B

More Information on Strategies and Risk Factors

Acquired Fund

JNL/Franklin Templeton Growth Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term total return that is consistent with an acceptable level of risk.

Principal Investment Strategies. The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging and less developed countries.

Under normal market conditions, Franklin Advisers, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), uses a flexible allocation approach when allocating the Fund’s assets among the broad asset classes of equity and fixed-income investments.

When selecting equity investments, the Sub-Adviser considers foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value).

When selecting fixed-income investments, the Sub-Adviser focuses primarily on maximizing income appropriate to the Fund’s risk profile and considers the duration and maturity of its investments. The Fund may also invest in fixed income securities of any credit rating, including below investment grade or “junk” bonds.

In determining an optimal mix of the equity and fixed income asset classes for the Fund, the Sub-Adviser assesses changing economic, market and industry conditions. The Sub-Adviser allocates among strategies using a top-down approach, taking into account market conditions, risk factors, diversification, liquidity, transparency and other investment options, among other things.

As part of these equity and fixed-income investments, the Sub-Adviser may invest up to 10% of the Fund’s assets in mutual funds or exchange-traded funds (“ETFs”), including those advised by the Sub-Adviser or its affiliates. Such mutual funds or ETFs may invest in a variety of U.S. and foreign equity and fixed income securities of any rating that may employ a growth or value investment style.

The Fund may also invest in derivative instruments. The Fund regularly uses currency derivatives, including forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect) against currency risks. The Fund also may, from time to time, use a variety of equity-related derivatives, which may include purchasing or selling call and put options on equity securities and equity security indices, futures on equity securities and equity indexes and options on equity index futures, for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets. In addition, the Fund may, from time to time, use credit default swaps and options on credit default swaps and interest rate derivatives, including interest rate swaps and interest rate/bond futures contracts, and options on interest rate/bond futures and on interest rate swaps (swaptions) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected markets, interest rates, countries, currencies or durations.

Emerging markets countries are those countries that are in the initial stages of their industrial cycles.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and Sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Equity securities risk
●	Exchange-traded funds investing risk
●	Fixed-income risk
●	Foreign securities risk
●	Emerging markets and less developed countries risk
●	Investment style risk
●	Managed portfolio risk
●	Market risk
●	Mid-capitalization and small-capitalization investing risk
●	Credit risk
●	Investment in other investment companies risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Interest rate risk
●	Derivatives risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Company risk
●	Concentration risk
●	Counterparty risk
●	Currency risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Leverage risk
●	Liquidity risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s and Sub-Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquiring Fund

JNL Growth Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital growth and current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust.

Under normal circumstances, the Fund allocates approximately 60% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds in the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategy.

Some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States, including a range of developing and emerging market countries. An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing country by any supranational organization such as an institution in the World Bank Group or the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Small Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America Floating Rate Income Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Total Return Fund
JNL/Invesco Global Growth Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Invesco Small Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan MidCap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan U.S. Value Fund
JNL/Loomis Sayles Global Growth Fund	International Fixed-Income
JNL/Mellon Equity Income Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Nasdaq® 100 Index Fund	International
JNL/Mellon U.S. Stock Market Index Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon DowSM Index Fund	JNL Multi-Manager International Small Cap Fund
JNL/Mellon World Index Fund	JNL/Baillie Gifford International Growth Fund
JNL/MFS Mid Cap Value Fund	JNL/BlackRock Advantage International Fund
JNL/Morningstar Wide Moat Index Fund	JNL/Causeway International Value Select Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	JNL/DFA International Core Equity Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL/GQG Emerging Markets Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL/Invesco International Growth Fund
JNL/T. Rowe Price Established Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund	Allocation
JNL/WMC Equity Income Fund	JNL/BlackRock Global Allocation Fund
JNL/WMC Value Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Goldman Sachs 4 Fund	JNL/JPMorgan Global Allocation Fund
JNL/T. Rowe Price Balanced Fund
Sector
JNL/Mellon Communication Services Sector Fund	Alternative Assets
JNL/Mellon Consumer Discretionary Sector Fund	JNL/BlackRock Global Natural Resources Fund
JNL/Mellon Consumer Staples Sector Fund	JNL/First Sentier Global Infrastructure Fund
JNL/Mellon Energy Sector Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/Mellon Financial Sector Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/Mellon Healthcare Sector Fund	JNL/WMC Global Real Estate Fund
JNL/Mellon Industrials Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon Utilities Sector Fund

Alternative Strategies
JNL Multi-Manager Alternative Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Emerging markets and less developed countries risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Investment in other investment companies risk
●	Foreign securities risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Commodity risk
●	Currency risk
●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Short sales risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Glossary of Risks

Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and investment manager’s ability to select an appropriate mix of asset classes. The Fund is subject to the risk of changes in market, investment, and economic conditions, as well as the selection and percentages of allocations.

Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and commodity-exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. The effect of future regulations affecting commodity-related industries cannot be predicted. Because of a Fund’s exposure to the commodities market, the value of the Fund may decline and fluctuate in a rapid and unpredictable manner.

Company risk – Investments in U.S. and foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition. For example, poor earnings performance of a company may result in a decline of its stock price.

Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Industry

Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their stock may react similarly and move in unison with these and other market conditions. As a result, stocks within a certain industry in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Geographic

To the extent that the Fund has a significant level of investment in issuers in particular countries or regions, the Fund’s performance is expected to be closely tied to social, political and economic conditions within those countries or regions and to be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain regions are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events. Such events may have a negative impact on the value of the Fund’s investments in those regions.

Security

The Fund’s portfolio may invest in a limited number of securities. As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn. It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, which may cause the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

A Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives will be affected by rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Credit risk – The price of a debt security can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. When a fixed-income security is not rated, the Fund’s investment manager may have to assess the risk of the security itself. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do. In addition, to the extent the Fund invests in municipal bonds, they are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value, or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Cybersecurity risk – Cyber attacks could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result could impact the performance of the Fund.

Derivatives risk – Certain Funds may invest in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to a number of risks described elsewhere in this section, such as leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

The Fund’s investment manager must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. The Fund’s investment manager must also correctly predict price, credit or their applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.

The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.

If the Fund’s investment manager uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful and the Fund may lose money. To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated on its books to cover its obligations under such derivative instruments.

The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Investors should bear in mind that, while a Fund may intend to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a portion of its assets in these types of instruments, which could cause the Fund’s investment exposure to exceed the value of its portfolio securities and its investment performance could be affected by securities it does not own.

The U.S. Government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). While certain of the rules are effective, other rules are not yet final and/or effective, so its ultimate impact remains unclear. The Dodd-Frank Act substantially increased regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-based swap.” It is possible that government regulation of various types of derivative instruments could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular options and futures contracts (and certain related swap positions). All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded and, as a result, the investment manager’s trading decisions may have to be modified or positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the investment manager or its affiliates may be aggregated for this purpose. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund.

Under the Dodd-Frank Act, a Fund also may be subject to additional recordkeeping and reporting requirements. In addition, the tax treatment of certain derivatives, such as certain swaps, is unclear under current law and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. Other future regulatory developments may also impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. The investment manager cannot predict the effects of any new governmental regulation that may be implemented or the ability of a Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect a Fund’s ability to achieve its investment objective.

Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. There may be government policies that restrict investment by foreigners, greater government influence over the private sector, and a higher risk of a government taking private property in emerging and less developed countries. Moreover, economies of emerging market countries may be dependent upon international trade and may be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

Underdeveloped securities exchanges and low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. A fund may not be able to sell such securities in a timely manner, and may receive less than the currently available market price when selling such emerging market securities. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable clearance and settlement, registration and custodial procedures, which could result in ownership registration being completely lost. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, including confiscatory taxes on investment proceeds and other restrictions on the ability of foreign investors to withdraw their money at will, or from problems in security registration or settlement and custody. Investments in, or exposure to, emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth. The Fund will also be subject to the risk of negative foreign currency rate fluctuations. Investments in, or exposure to, emerging market securities tend to be more volatile than investments in developed countries.

Frontier market countries are emerging market countries that are considered to have the smallest, least mature and least liquid securities markets. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes, low security market capitalizations, and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Exchange-traded funds investing risk – Most exchange-traded funds (“ETFs”) are investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations, subject to certain conditions. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. During periods of market volatility, there may be delays in the pricing of ETFs, and ETF exchange-traded prices may also be subject to volatility, which could cause the Fund to lose money.

Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated in the Fund’s Prospectus. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Longer maturity fixed-income securities may be subject to greater price fluctuations than shorter maturity fixed-income securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed income security will fail to make timely payments of principal or interest and the security will go into default. The Fund may be subject to a greater risk of rising interest rates in periods of historically low rates.

Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position. Such factors may adversely affect the value of securities issued by companies in foreign countries or regions.

Investments in, or exposure to, foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular. Investments in, or exposure to, emerging market countries and/or their securities markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in, or exposure to, emerging market countries.

High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments. As a result, an investment in junk bonds is considered speculative. An unanticipated default would result in a reduction in income and a decline in the market value of the related securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in price volatility. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued. The credit rating of a below investment grade security does not necessarily address its market value risk and may not reflect its actual credit risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Conversely, as interest rates decrease, the prices of fixed income securities tend to increase. In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments. However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in a Fund’s value. In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in a Fund’s value. Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

At times, when interest rates in the United States are at or near historic lows, a Fund may face increased exposure to risks associated with rising interest rates.

Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. For example, value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends. A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. As another example, growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for, example, growth investing may outperform value investing).

Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund. To minimize these risks, the Fund attempts to segregate on its books (cover) liquid assets sufficient to cover the value of such transactions; however, such coverage techniques may not always be successful and the Funds could lose money.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. An “illiquid investment” is defined as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. In times of market volatility, certain securities or classes of securities may become illiquid. Government or regulatory actions may decrease market liquidity, and the liquidity for certain securities. Small-capitalization companies and companies domiciled in emerging markets pose greater liquidity and price volatility risks. Certain securities that were liquid when purchased may later become illiquid or less liquid, particularly in times of overall economic distress. Illiquid securities may also be difficult to value, may be required to be fair valued according to the valuation procedures approved by the Board, and may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Liquidity risk may also refer to the risk that the Fund will not be able to meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interests in the Fund because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund’s manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Market risk – Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond’s price to fall.

Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities or bonds. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

The COVID-19 pandemic and efforts to contain its spread have negatively affected, and are likely to continue to negatively affect, the global economy, the economies of the United States and other individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID-19 pandemic has resulted in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and economic downturns and recessions, and these effects may continue for an extended period of time and may increase in severity over time. In addition, actions taken by government and quasi-governmental authorities and regulators throughout the world in response to the COVID-19 pandemic, including significant fiscal and monetary policy changes, may affect the value, volatility, and liquidity of some securities and other assets. Given the significant uncertainty surrounding the magnitude, duration, reach, costs and effects of the COVID-19 pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, it is difficult to predict its potential impacts on a Fund’s investments. The effects of the COVID-19 pandemic also are likely to exacerbate other risks that apply to a Fund, including the risks disclosed in this prospectus, which could negatively impact the Fund’s performance and lead to losses on your investment in the Fund.

Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Securities of such issuers may lack sufficient market liquidity to conduct transactions at an advantageous time, or without a substantial drop in price. Generally, the smaller the company size, the greater these risks become.

Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination. Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares. The Fund could hold real estate directly if a company defaults on its debt securities. Direct ownership in real estate presents additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations, increases in interest rates, and the risk of generating too much income that would not be “qualifying income” under Subchapter M of the Code.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Investment in REITs may be affected by the management skill of the persons managing the REIT and are often not diversified, which will subject the Fund to more risk than would be associated with an investment in a diversified fund. Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust. Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended. REITs are also subject to heavy cash flow dependency and to defaults by borrowers or lessees. In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Certain REITs provide for a specified term of existence in their trust documents. Such REITs run the risk of liquidating at an economically disadvantageous time. The Fund will bear a proportional share of the REITs’ expenses.

Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions, and other transaction costs. It could be difficult for a Fund to meet large redemption requests where there is minimal liquidity in the Fund’s portfolio securities.

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Fund may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Securities lending risk – The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss or delays in recovery of the loaned security or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund may pay lending fees to a party arranging the loan.

Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Delayed settlement may affect a Fund’s liquidity due to the timing and receipt of the proceeds from the sale of that security. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and Sub-Adviser transitions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high-quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

STATEMENT OF ADDITIONAL INFORMATION

February 11, 2022

JNL SERIES TRUST

JNL/Franklin Templeton Growth Allocation Fund

(a series of JNL Series Trust)

AND

JNL Growth Allocation Fund

(a series of JNL Series Trust)

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
JNL/Franklin Templeton Growth Allocation Fund	JNL Growth Allocation Fund

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of the JNL/Franklin Templeton Growth Allocation Fund (the “Acquired Fund”) into the JNL Growth Allocation Fund (the “Acquiring Fund”) under which the Acquiring Fund would acquire all of the assets of the Acquired Fund in exchange solely for shares of the Acquiring Fund and that Acquiring Fund’s assumption of all of the Acquired Fund’s liabilities (the “Reorganization”). This SAI is available to separate accounts, registered investment companies, and non-qualified plans of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York with amounts allocated to the Acquired Fund and to other shareholders of the Acquired Fund as of January 31, 2022.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1)       The Acquired Fund’s and the Acquiring Fund’s Statement of Additional Information dated April 26, 2021, as supplemented (File Nos. 033-87244 and 811-08894);

(2)        The Annual Report to Shareholders of the Acquired Fund and Acquiring Fund for the fiscal year ended December 31, 2020 (File Nos. 033-87244 and 811-08894); and

(3)        The Semi-Annual Report to Shareholders of the Acquired Fund and Acquiring Fund for the period ended June 30, 2021 (File Nos. 033-87244 and 811-08894).

This SAI is not a prospectus. A Proxy Statement and Prospectus dated February 11, 2022, relating to the Reorganization (the “Proxy Statement/Prospectus”) may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center), 1-800-599-5651 (Jackson NY Service Center), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

SUPPLEMENTAL FINANCIAL INFORMATION

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

A table showing the fees of the Acquiring Fund and the Acquired Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “Comparative Fee and Expense Tables” of the Proxy Statement/Prospectus.

The Reorganization will result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. It is currently anticipated that approximately 100% of the Acquired Fund’s holdings will be liquidated in advance of the Reorganization and the resulting proceeds will be invested in accordance with the Acquiring Fund’s principal investment strategies. A schedule of investments of the Acquired Fund as of June 30, 2021 is included below and reflects the anticipated sale of a portion of the Acquired Fund’s portfolio holdings in connection with the Reorganization. Notwithstanding the foregoing, changes may be made to the Acquired Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization.

There are no material differences in accounting policies of the Acquired as compared to those of the Acquiring Fund.

The Acquired Fund and the Acquiring Fund are organized as partnerships and, as such, had no net capital loss carryforwards as of December 31, 2020. If the Reorganization is consummated, the Combined Fund would seek to continue to be treated as a partnership for U.S. federal income tax purposes, if such qualification is in the best interests of shareholders. Accordingly, no provision for federal income taxes is required.

Acquired Fund

Portfolio of Investments (Unaudited)

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Growth Allocation Fund
COMMON STOCKS 71.9%
United States of America 46.7%
10X Genomics, Inc. (a) ‡	2	470
3M Company ‡	9	1,728
Abbott Laboratories ‡	27	3,140
AbbVie Inc. ‡	46	5,159
ABIOMED, Inc. (a) ‡	—	71
Activision Blizzard, Inc. (a) ‡	7	694
Adobe Inc. (a) ‡	7	4,240
Agilent Technologies, Inc. ‡	11	1,581
Air Products & Chemicals Inc. ‡	17	4,793
Airbnb, Inc. - Class A (a) ‡	2	306
Akamai Technologies, Inc. (a) ‡	1	96
Albemarle Corporation ‡	14	2,334
Alexion Pharmaceuticals Inc. (a) ‡	5	828
Align Technology Inc. (a) ‡	—	280
Allegion Public Limited Company ‡	5	750
Alliant Energy Corporation (a) ‡	3	155
Allison Systems, Inc. ‡	1	45
Alphabet Inc. - Class A (a) ‡	4	10,160
Alphabet Inc. - Class C (a) ‡	3	7,038
Altria Group, Inc. ‡	26	1,230
Amazon.com Inc. (a) ‡	4	14,280
Amdocs Limited ‡	2	134
Ameren Corporation ‡	2	187
American Electric Power Co. Inc. (a) ‡	20	1,700
American National Group, Inc. (a) ‡	—	14
American Water Works Co. Inc. ‡	5	764
American Well Corporation - Class A (a) ‡	4	50
AMETEK, Inc. ‡	5	635
Amgen Inc. (a) ‡	15	3,652
Amphenol Corp. - Class A ‡	21	1,418
Analog Devices, Inc. (a) ‡	31	5,380
AO Smith Corp. ‡	5	351
Apple Inc. (a) ‡	126	17,325
Applied Materials Inc. (a) ‡	14	1,997
AppLovin Corporation - Class A (a) (b) ‡	2	150
Aptiv PLC (a) ‡	4	692
Arista Networks, Inc. (a) ‡	—	111
Array Technologies, Inc. (a) ‡	23	360
Aspen Technology, Inc. (a) ‡	1	95
Associated Banc-Corp ‡	—	9
AT&T Inc. (a) ‡	25	724
Atmos Energy Corp. ‡	1	135
Autodesk, Inc. (a) ‡	6	1,689
Automatic Data Processing Inc. (a) ‡	7	1,332
AutoZone Inc. (a) ‡	—	551
Avalara, Inc. (a) ‡	5	803
Avery Dennison Corp. ‡	—	93
Bank of America Corp. ‡	81	3,346
Becton, Dickinson and Company ‡	9	2,246
Berkshire Hathaway Inc. - Class B (a) ‡	4	1,151
Best Buy Co. Inc. ‡	9	1,092
Bill.Com Holdings Inc. (a) ‡	8	1,447
Biogen Inc. (a) ‡	2	706
Bio-Rad Laboratories, Inc. - Class A (a) ‡	—	218
BlackRock, Inc. ‡	2	1,675
Booking Holdings Inc. (a) ‡	—	547
Booz Allen Hamilton Holding Corporation - Class A ‡	1	104
Boston Beer Co. Inc. - Class A (a) ‡	—	52
Bristol-Myers Squibb Company ‡	59	3,949
Broadcom Inc. (a) ‡	—	160
Broadridge Financial Solutions, Inc. ‡	2	249
Brown-Forman Corp. - Class A ‡	1	44
Brown-Forman Corp. - Class B ‡	13	983
BWXT Government Group, Inc. ‡	11	620
C.H. Robinson Worldwide, Inc. (a) ‡	2	173
Cable One, Inc. ‡	—	629

	Shares/Par[1]	Value ($)
Cabot Oil & Gas Corp. ‡	13	232
Cadence Design Systems Inc. (a) ‡	22	2,948
Campbell Soup Company ‡	1	45
Capital One Financial Corporation ‡	9	1,403
Carlisle Cos. Inc. ‡	4	815
Carter’s Inc. (a) ‡	1	55
Casey’s General Stores Inc. (a) ‡	—	84
Catalent Inc. (a) ‡	22	2,425
Caterpillar Inc. ‡	5	990
CBRE Group, Inc. - Class A (a) ‡	4	322
Celanese Corp. - Class A ‡	2	297
Cerner Corp. (a) ‡	21	1,647
Certara, Inc. (a) ‡	2	51
Charles River Laboratories International Inc. (a) ‡	—	179
Chemed Corporation ‡	—	87
Chevron Corporation ‡	53	5,588
Chipotle Mexican Grill Inc. (a) ‡	—	181
Church & Dwight Co. Inc. ‡	3	275
Cintas Corp. (a) ‡	6	2,164
Cirrus Logic Inc. (a) ‡	—	24
Cisco Systems, Inc. (a) ‡	40	2,110
Citigroup Inc. ‡	27	1,910
Citizens Financial Group Inc. ‡	27	1,246
Citrix Systems Inc. (a) ‡	1	138
CMS Energy Corp. ‡	3	151
Cognex Corp. (a) ‡	3	218
Cognizant Technology Solutions Corp. – Class A (a) ‡	8	552
Coinbase Global, Inc. - Class A (a) ‡	—	101
Colgate-Palmolive Co. ‡	41	3,375
Comcast Corporation - Class A (a) ‡	54	3,104
Consolidated Edison, Inc. ‡	4	280
Constellation Brands, Inc. - Class A ‡	4	935
Copart Inc. (a) ‡	3	346
CoreSite Realty Corporation ‡	—	27
CoStar Group, Inc. (a) ‡	9	712
Costco Wholesale Corporation (a) ‡	2	744
Crown Castle International Corp. ‡	8	1,563
Cummins Inc. ‡	2	477
CVS Health Corporation ‡	25	2,090
D.R. Horton, Inc. ‡	4	358
Danaher Corporation ‡	13	3,366
Danimer Scientific, L.L.C. - Class A (a) (b) ‡	2	40
Deciphera Pharmaceuticals, Inc. (a) ‡	4	146
Deere & Company ‡	6	1,979
Dell Technology Inc. - Class C (a) ‡	1	79
DexCom Inc. (a) ‡	—	183
Discover Financial Services ‡	1	155
Dollar General Corporation ‡	3	663
Dominion Energy, Inc. ‡	26	1,902
Domino’s Pizza, Inc. ‡	1	567
Donaldson Co. Inc. ‡	10	638
Dover Corporation ‡	11	1,728
Dow Inc. ‡	19	1,212
DTE Energy Company ‡	6	732
Duck Creek Technologies, Inc. (a) ‡	—	17
Duke Energy Corporation ‡	25	2,468
DXC Technology Company (a) ‡	30	1,184
Eastman Chemical Co. ‡	1	159
Eaton Corporation Public Limited Company ‡	2	333
eBay Inc. (a) ‡	2	137
Ecolab Inc. ‡	12	2,529
Edison International ‡	30	1,735
Edwards Lifesciences Corporation (a) ‡	9	895
Electronic Arts Inc. ‡	6	796
Eli Lilly & Co. ‡	19	4,365
Emerson Electric Co. ‡	12	1,167
Enphase Energy, Inc. (a) ‡	1	210
EOG Resources, Inc. ‡	44	3,665
EPR Properties (a) ‡	1	51
Equifax Inc. ‡	4	860
Erie Indemnity Company - Class A (a) ‡	4	721

	Shares/Par[1]	Value ($)
Estee Lauder Cos. Inc. - Class A ‡	4	1,358
Evercore Inc. - Class A ‡	—	28
Evergy, Inc. ‡	2	129
Eversource Energy ‡	4	289
Exelixis, Inc. (a) ‡	3	61
Exelon Corporation (a) ‡	15	674
Expeditors International of Washington Inc. (a) ‡	2	284
Extra Space Storage Inc. ‡	1	228
Exxon Mobil Corporation ‡	114	7,221
F5 Networks, Inc. (a) ‡	1	151
Facebook, Inc. - Class A (a) ‡	24	8,375
FactSet Research Systems Inc. ‡	1	173
Fair Isaac Corporation (a) ‡	—	71
Fastenal Co. (a) ‡	28	1,454
Fidelity National Information Services, Inc. ‡	1	151
Fifth Third Bancorp (a) ‡	4	147
Flowers Foods Inc. ‡	2	58
Foot Locker, Inc. ‡	2	97
Fortinet, Inc. (a) ‡	1	159
Fortive Corporation ‡	8	534
Fortune Brands Home & Security, Inc. ‡	2	155
Fox Corporation - Class A (a) ‡	5	182
Fox Corporation - Class B (a) ‡	10	366
FTI Consulting Inc. (a) ‡	—	24
Gaming and Leisure Properties, Inc. (a) ‡	—	1
Generac Holdings Inc. (a) ‡	1	324
General Dynamics Corporation ‡	7	1,342
General Mills, Inc. ‡	8	492
Gentex Corp. (a) ‡	4	116
Genuine Parts Co. ‡	1	154
Gilead Sciences, Inc. (a) ‡	12	848
Graco Inc. ‡	2	159
GrafTech International Ltd. ‡	1	6
Grand Canyon Education, Inc. (a) ‡	—	21
Guardant Health, Inc. (a) ‡	1	137
H & R Block, Inc. ‡	35	821
Haemonetics Corp. (a) ‡	7	468
Halliburton Company ‡	7	151
Hanesbrands Inc. ‡	3	56
Hawaiian Electric Industries Inc. ‡	1	55
HCA Healthcare, Inc. ‡	7	1,440
Hershey Co. ‡	2	380
Hewlett Packard Enterprise Company ‡	87	1,274
Honeywell International Inc. (a) ‡	23	5,085
Horizon Therapeutics Public Limited Company (a) ‡	1	96
Hormel Foods Corp. ‡	4	180
Host Hotels & Resorts, Inc. (a) ‡	9	154
HP Inc. ‡	105	3,171
Hubbell Inc. ‡	—	29
Humana Inc. ‡	1	299
Huntington Ingalls Industries Inc. ‡	3	636
Huntsman Corp. ‡	1	28
IDEXX Laboratories, Inc. (a) ‡	6	3,831
IHS Markit Ltd. ‡	7	755
Illinois Tool Works Inc. ‡	10	2,304
Illumina, Inc. (a) ‡	5	2,219
Ingersoll Rand Inc. (a) ‡	7	337
Ingredion Inc. ‡	1	73
Intel Corporation (a) ‡	63	3,524
Intercontinental Exchange, Inc. ‡	10	1,184
International Business Machines Corporation ‡	18	2,692
International Paper Company ‡	1	73
Interpublic Group of Cos. Inc. ‡	9	296
Intuit Inc. (a) ‡	15	7,197
Intuitive Surgical, Inc. (a) ‡	3	3,127
Invesco Ltd. ‡	27	723
Iovance Biotherapeutics Inc. (a) ‡	3	73
Jack Henry & Associates Inc. (a) ‡	1	168
JB Hunt Transport Services Inc. (a) ‡	5	862
Jefferies Financial Group Inc. ‡	1	39
JM Smucker Co. ‡	1	152
Johnson & Johnson ‡	57	9,350
Johnson Controls International Public Limited Company ‡	29	1,988
JPMorgan Chase & Co. ‡	29	4,568
Kellogg Co. ‡	2	157

	Shares/Par[1]	Value ($)
KeyCorp ‡	45	935
Keysight Technologies, Inc. (a) ‡	5	766
Kimco Realty Corporation ‡	12	245
KLA-Tencor Corp. (a) ‡	2	642
L Brands, Inc. ‡	15	1,059
Laboratory Corporation of America Holdings (a) ‡	5	1,438
Lam Research Corp. (a) ‡	2	1,021
Lamb Weston Holdings Inc. ‡	6	450
Landstar System Inc. (a) ‡	—	78
Las Vegas Sands Corp. (a) ‡	17	906
Lazard Ltd - Class A ‡	1	63
Lennar Corporation - Class A ‡	4	352
Lennox International Inc. ‡	—	104
Lincoln Electric Holdings Inc. (a) ‡	—	39
Lincoln National Corporation ‡	2	141
LKQ Corporation (a) ‡	3	156
Lockheed Martin Corporation ‡	11	4,267
Lowe’s Companies, Inc. ‡	17	3,277
Lululemon Athletica Inc. (a) ‡	1	535
Lumen Technologies Inc. ‡	3	44
LyondellBasell Industries N.V. - Class A ‡	20	2,086
ManpowerGroup Inc. ‡	6	654
Maravai LifeSciences Holdings, Inc. - Class A (a) ‡	3	120
MarketAxess Holdings Inc. (a) ‡	1	665
Marqeta, Inc. - Class A (a) ‡	6	177
Martin Marietta Materials Inc. ‡	3	1,104
Masco Corporation ‡	3	158
MasterCard Incorporated - Class A ‡	13	4,607
Match Group Holdings II, LLC (a) ‡	6	897
Match Group, Inc. (a) ‡	2	318
Maxim Integrated Products, Inc. (a) ‡	6	636
McCormick & Co. Inc. ‡	14	1,260
McDonald’s Corporation ‡	11	2,614
Merck & Co., Inc. ‡	72	5,602
Mercury Systems Inc. (a) ‡	6	391
MetLife, Inc. ‡	34	2,054
Mettler-Toledo International Inc. (a) ‡	4	6,064
Micron Technology, Inc. (a) ‡	32	2,748
Microsoft Corporation (a) ‡	97	26,263
Mirati Therapeutics, Inc. (a) ‡	2	323
Monolithic Power Systems Inc. (a) ‡	4	1,377
Monster Beverage 1990 Corporation (a) ‡	41	3,714
Moody’s Corp. ‡	2	718
Morgan Stanley ‡	22	2,003
Morningstar Inc. (a) ‡	—	61
Motorola Solutions Inc. ‡	2	445
MSC Industrial Direct Co. - Class A ‡	1	50
NASDAQ Inc. (a) ‡	6	1,132
National Retail Properties, Inc. ‡	2	104
NetApp, Inc. (a) ‡	3	235
Netflix, Inc. (a) ‡	1	571
Neurocrine Biosciences, Inc. (a) ‡	3	254
NewMarket Corp. ‡	—	31
Newmont Corporation ‡	4	254
NextEra Energy, Inc. ‡	27	1,977
NIKE, Inc. - Class B ‡	35	5,338
NiSource Inc. ‡	6	153
Norfolk Southern Corporation ‡	5	1,354
Northrop Grumman Systems Corp. ‡	10	3,570
Nu Skin Enterprises, Inc. - Class A ‡	1	35
Nucor Corporation ‡	21	2,062
NVIDIA Corporation (a) ‡	5	4,185
NVR, Inc. (a) ‡	—	204
Okta, Inc. - Class A (a) ‡	2	489
Old Dominion Freight Line Inc. (a) ‡	2	503
Omega Healthcare Investors, Inc. ‡	1	24
Omnicom Group Inc. ‡	3	221
Oracle Corporation ‡	45	3,465
O’Reilly Automotive, Inc. (a) ‡	1	709
Organon & Co. (a) ‡	7	214
Otis Worldwide Corporation ‡	6	462
PACCAR Inc. ‡	3	251
Packaging Corporation of America ‡	1	147
Paychex Inc. (a) ‡	4	482
Paycom Software, Inc. (a) ‡	2	545
Paymentus Holdings, Inc. - Class A (a) (b) ‡	3	99

	Shares/Par[1]	Value ($)
Paypal Holdings, Inc. (a) ‡	5	1,574
Pentair Public Limited Company ‡	17	1,127
People’s United Financial Inc. (a) ‡	1	22
PepsiCo, Inc. (a) ‡	43	6,314
Pfizer Inc. ‡	43	1,669
Philip Morris International Inc. ‡	52	5,135
Pool Corporation (a) ‡	1	238
PPL Corporation ‡	13	357
Premier Healthcare Solutions, Inc. - Class A ‡	1	22
Procore Technologies, Inc. (a) (b) ‡	1	47
Procter & Gamble Co. (a) ‡	42	5,726
Progressive Corp. ‡	3	299
PTC Inc. (a) ‡	9	1,275
PTC Therapeutics, Inc. (a) ‡	3	114
Public Service Enterprise Group Inc. ‡	9	534
Public Storage ‡	11	3,312
Pulte Homes Inc. ‡	5	277
Qorvo, Inc. (a) ‡	1	168
Qualcomm Incorporated (a) ‡	9	1,318
Qualtrics International Inc. - Class A (a) ‡	1	50
Quest Diagnostics Incorporated ‡	2	215
Quidel Corporation (a) ‡	—	15
Qurate Retail, Inc. - Series A (a) ‡	1	15
Raytheon BBN Technologies Corp. ‡	59	5,037
Realty Income Corporation ‡	4	271
Regeneron Pharmaceuticals, Inc. (a) ‡	2	1,065
Reliance Steel & Aluminum Co. ‡	—	68
Republic Services Inc. ‡	6	654
ResMed Inc. ‡	2	449
Robert Half International Inc. ‡	9	804
Rockwell Automation Inc. ‡	2	440
Rollins Inc. ‡	16	531
Roper Technologies, Inc. ‡	10	4,648
Ross Stores Inc. (a) ‡	20	2,429
S&P Global Inc. ‡	7	2,715
Salesforce.Com, Inc. (a) ‡	4	1,021
Santander Consumer USA Holdings Inc. ‡	1	40
Schneider National, Inc. - Class B ‡	—	7
Seer, Inc. - Class A (a) (b) ‡	—	10
SEI Investments Co. (a) ‡	1	82
Sempra Energy ‡	1	155
ServiceNow, Inc. (a) ‡	7	3,819
Sherwin-Williams Co. ‡	4	1,194
Simon Property Group, Inc. ‡	3	450
Skyworks Solutions, Inc. (a) ‡	9	1,685
Snap-On Inc. ‡	2	447
Snowflake Inc. - Class A (a) ‡	2	580
Sonoco Products Co. ‡	1	82
Southern Copper Corporation ‡	—	15
Southwest Airlines Co. (a) ‡	3	139
Spirit Realty Capital, Inc. ‡	1	65
Sprouts Farmers Market, Inc. (a) ‡	1	31
Stanley Black & Decker, Inc. ‡	6	1,260
Starbucks Corporation (a) ‡	1	157
Steel Dynamics Inc. (a) ‡	2	117
Steris Limited ‡	1	172
STORE Capital Corp. ‡	3	89
Stryker Corporation ‡	17	4,380
Synchrony Financial ‡	12	597
Synopsys Inc. (a) ‡	5	1,277
Sysco Corp. ‡	2	153
T. Rowe Price Group, Inc. (a) ‡	13	2,581
Target Corporation ‡	22	5,217
Teleflex Incorporated ‡	4	1,527
Teradyne Inc. (a) ‡	2	227
Tesla Inc. (a) ‡	—	179
Texas Instruments Incorporated (a) ‡	53	10,229
The Bank of New York Mellon Corporation ‡	6	297
The Charles Schwab Corporation ‡	22	1,600
The Clorox Company ‡	2	343
The Coca-Cola Company ‡	67	3,603
The Goldman Sachs Group, Inc. ‡	10	3,732
The Home Depot, Inc. ‡	13	4,185
The Kroger Co. ‡	58	2,212
The PNC Financial Services Group, Inc. ‡	16	3,006
The Southern Company ‡	62	3,773

	Shares/Par[1]	Value ($)
The Western Union Company ‡	1	30
Thermo Fisher Scientific Inc. ‡	4	1,988
TJX Cos. Inc. ‡	11	763
T-Mobile USA, Inc. (a) ‡	1	163
Toro Co. ‡	1	159
Tractor Supply Co. (a) ‡	3	472
Tradeweb Markets Inc. - Class A (a) ‡	7	567
Trane Technologies Public Limited Company ‡	9	1,570
TransDigm Group Inc. (a) ‡	—	156
Trex Company, Inc. (a) ‡	1	64
Truist Financial Corporation ‡	33	1,810
Twilio Inc. - Class A (a) ‡	4	1,402
Tyler Technologies Inc. (a) ‡	2	717
Tyson Foods Inc. - Class A ‡	4	263
U.S. Bancorp ‡	23	1,289
Uber Technologies, Inc. (a) ‡	8	378
Union Pacific Corporation ‡	22	4,921
United Parcel Service Inc. - Class B ‡	26	5,396
United Rentals Inc. (a) ‡	—	150
UnitedHealth Group Incorporated ‡	10	4,113
Unum Group ‡	5	143
Valvoline, Inc. ‡	2	49
Veeva Systems Inc. - Class A (a) ‡	3	787
Verisk Analytics, Inc. (a) ‡	11	1,926
Verizon Communications Inc. ‡	62	3,474
Vertex Pharmaceuticals Incorporated (a) ‡	5	1,079
VICI Properties Inc. (b) ‡	2	50
Vimeo Holdings, Inc. (a) ‡	3	162
Visa Inc. - Class A ‡	24	5,631
VMware, Inc. - Class A (a) (b) ‡	—	60
Vontier Corporation ‡	3	108
W. W. Grainger, Inc. ‡	4	1,844
W.P. Carey Inc. ‡	2	138
Walgreens Boots Alliance, Inc. (a) ‡	8	441
Walmart Inc. ‡	24	3,413
Walt Disney Co. ‡	16	2,813
Waters Corp. (a) ‡	4	1,219
Watsco Inc. ‡	—	111
WEC Energy Group Inc. ‡	2	141
Wells Fargo & Company ‡	11	489
West Pharmaceutical Services Inc. ‡	9	3,128
Weyerhaeuser Company ‡	51	1,767
Williams-Sonoma Inc. ‡	1	176
Workday, Inc. - Class A (a) ‡	6	1,316
Wynn Resorts Ltd. (a) ‡	1	144
Xcel Energy Inc. (a) ‡	9	567
Xerox Holdings Corporation ‡	1	21
Xilinx, Inc. (a) ‡	3	488
Xylem Inc. ‡	3	408
Yum! Brands, Inc. ‡	6	693
Zoetis Inc. - Class A ‡	2	455
		562,013
United Kingdom 3.6%
3i Group plc ‡	44	713
Admiral Group PLC ‡	8	338
Allfunds Group Limited (a) ‡	18	322
AlphaWave IP Group PLC (a) ‡	18	90
Anglo American PLC ‡	5	206
Ascential Group Limited (a) ‡	330	1,896
AstraZeneca Plc ‡	7	890
AstraZeneca PLC - ADR (a) (b) ‡	15	870
Atlassian Corporation PLC - Class A (a) ‡	1	355
Auto Trader Group PLC ‡	38	330
AVEVA Group plc ‡	36	1,846
BAE Systems PLC ‡	129	929
Barclays PLC ‡	716	1,697
Barratt Developments Plc ‡	43	409
boohoo Group PLC (a) ‡	420	1,803
BP Plc - ADR (b) ‡	22	581
BP Plc ‡	527	2,298
BT Group Plc ‡	98	264
Burberry Group PLC ‡	4	109
Evraz PLC ‡	35	284
Experian PLC ‡	46	1,772
Ferguson PLC ‡	17	2,395

	Shares/Par[1]	Value ($)
Fiat Chrysler Automobiles N.V. (a) ‡	46	912
Hargreaves Lansdown PLC ‡	12	269
Hikma Pharmaceuticals Public Limited Company ‡	51	1,722
Imperial Brands PLC ‡	67	1,450
Informa Switzerland Limited (a) ‡	77	534
Intermediate Capital Group PLC ‡	69	2,028
International Consolidated Airlines Group, S.A. (a) ‡	226	547
Kingfisher Plc ‡	121	608
Linde Public Limited Company ‡	16	4,754
Next PLC (a) ‡	6	630
Nvent Electric Public Limited Company ‡	19	589
Persimmon Plc ‡	3	106
Rio Tinto Plc ‡	11	881
Rio Tinto PLC - ADR ‡	24	2,013
Rolls-Royce Holdings plc (a) ‡	365	501
Standard Chartered Plc ‡	214	1,363
Taylor Wimpey Plc ‡	71	155
The Sage Group PLC. ‡	160	1,514
Unilever PLC ‡	32	1,855
		42,828
Japan 3.1%
Aisin Seiki Co. Ltd. ‡	3	107
Asahi Glass Co. Ltd. (b) ‡	14	583
Astellas Pharma Inc. ‡	13	218
Brother Industries Ltd. ‡	12	245
CyberAgent Inc. ‡	88	1,885
Dainippon Sumitomo Pharma Co. Ltd. ‡	6	132
Fujitsu Ltd. ‡	7	1,218
Hakuhodo DY Holdings Incorporated ‡	16	246
Hitachi Ltd. ‡	49	2,788
Honda Motor Co. Ltd. ‡	41	1,305
Hoya Corp. ‡	8	1,082
Iida Group Holdings Co., Ltd. ‡	11	273
Inpex Corporation ‡	37	276
Isuzu Motors Ltd. ‡	89	1,173
Kakaku.com Inc. ‡	3	90
KDDI Corp. ‡	30	932
Keyence Corp. ‡	1	303
Kirin Holdings Co. Ltd. (b) ‡	22	424
Komatsu Ltd. ‡	30	742
Kurita Water Industries Ltd. ‡	2	101
Lawson Inc. ‡	3	158
Makita Corp. ‡	4	188
Marubeni Corp. ‡	109	953
Mitsubishi Chemical Holdings Corporation ‡	28	232
Mitsubishi Electric Corp. ‡	67	970
Mitsubishi Gas Chemical Co. Inc. ‡	11	231
Mitsubishi UFJ Financial Group Inc. ‡	57	309
Mitsui & Co. Ltd. ‡	9	199
Mitsui Chemicals Inc. ‡	13	450
Mitsui Fudosan Co. Ltd. ‡	10	236
NEC Electronics Corp. (a) ‡	15	158
Nintendo Co. Ltd. ‡	2	870
Nippon Express Co. Ltd. ‡	5	343
Nippon Telegraph & Telephone Corp. ‡	57	1,494
Nitto Denko Corp. ‡	10	724
Nomura Real Estate Master Fund. Inc. ‡	—	114
OJI Holdings Corp. ‡	59	341
Olympus Corp. ‡	10	197
Osaka Gas Co. Ltd. ‡	27	499
Otsuka Holdings Co., Ltd. (b) ‡	9	373
Persol Holdings Co., Ltd. ‡	6	119
Sekisui House Ltd. ‡	28	582
Seria Co., Ltd. ‡	17	646
Sony Corp. ‡	14	1,336
Sumitomo Chemical Co. Ltd. ‡	46	247
Sumitomo Metal Mining Co. Ltd. ‡	34	1,314
Sumitomo Mitsui Financial Group Inc. ‡	63	2,184
Sundrug Co. Ltd. ‡	26	824
Taisei Corp. ‡	26	855
Takeda Pharmaceutical Co. Ltd. ‡	47	1,566
Tokyo Broadcasting System Holdings,Inc. ‡	21	321
Tokyo Electron Ltd. ‡	2	953
Tokyo Gas Co. Ltd. ‡	26	485
Tosoh Corp. ‡	37	641

	Shares/Par[1]	Value ($)
Toyota Industries Corp. ‡	6	505
Toyota Motor Corp. ‡	12	1,066
Yamada Denki Co. Ltd. ‡	49	227
ZOZO, Inc. ‡	5	166
		37,199
China 2.8%
Alibaba Group Holding Limited (a) (c) ‡	71	2,012
Alibaba Group Holding Limited - ADR (a) ‡	22	5,074
A-Living Services Co., Ltd. - Class H (c) ‡	21	107
ANTA Sports Products Limited ‡	11	259
Autohome Inc. - Class A - ADR ‡	3	217
Baidu.com - Class A - ADR (a) ‡	4	877
Bank of Beijing Co., Ltd. - Class A (a) ‡	171	129
BOE Technology Group Co., Ltd. - Class A (a) ‡	274	265
China Hongqiao Group Limited ‡	212	288
China Lesso Group Holdings Limited ‡	88	217
China Medical System Holdings Limited ‡	147	388
China Merchants Bank Co., Ltd. - Class A (a) ‡	43	362
China Merchants Bank Co., Ltd. - Class H ‡	43	371
China Overseas Land & Investment Ltd. ‡	226	514
China Shenhua Energy Company Limited - Class A (a) ‡	45	135
China Shenhua Energy Company Limited - Class H ‡	425	835
China Traditional Chinese Medicine Holdings Co. Ltd. (a) ‡	352	241
China Yuhua Education Group Co., Ltd (c) ‡	82	74
Country Garden Services Holdings Company Limited (a) ‡	31	335
CSPC Pharmaceutical Group Ltd. ‡	203	294
Daqo New Energy Corp. - ADR (a) ‡	3	182
Dragon Delight Holdings Company Limited (b) ‡	128	192
ENN Energy Holdings Ltd. ‡	22	413
Far East Horizon Limited ‡	271	285
GF Securities Co., Ltd. - Class A (a) ‡	48	113
GF Securities Co., Ltd. - Class H ‡	173	225
Haitian International Holdings Limited ‡	86	289
Hengsheng Chemical Industry Co., Ltd. - Class A (a) ‡	17	83
Hithink Royalflush Information Network Co., Ltd - Class A ‡	4	75
Hua Xia Bank Co., Limited - Class A (a) ‡	104	100
Industrial Bank Co., Ltd. - Class A (a) ‡	165	525
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A (a) ‡	7	94
Jiangsu Hengrui Medicine Co., Ltd. - Class A (a) ‡	18	190
Lenovo Group Ltd. ‡	648	744
Li Ning Company Limited ‡	18	220
LONGi Green Energy Technology Co., Ltd. - Class A ‡	29	403
Lufax Holding Ltd - ADR (a) ‡	24	267
Meituan Dianping - Class B (a) (c) ‡	23	958
Midea Group Co., Ltd. - Class A (a) ‡	29	317
Momo Inc. - Class A - ADR (a) ‡	16	242
NetEase, Inc. - ADR (a) ‡	8	934
People’s Insurance Company (Group) of China Limited, The - Class H ‡	602	201
Pharmaron Beijing Co., Ltd. - Class H (c) ‡	12	313
PICC Property & Casualty Co. Ltd. - Class H ‡	376	329
Pinduoduo Inc. - ADR (a) ‡	2	267
Ping An Insurance (Group) Co of China Ltd - Class A (a) ‡	82	818
SANY Heavy Industry Co., Ltd. - Class A (a) ‡	69	312
Shenzhen Inovance technology Co., Ltd. - Class A (a) ‡	14	166
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A ‡	6	432
Sinopec Engineering (Group) Co., Ltd. - Class H ‡	833	540
Sinopharm Group Co. Ltd. - Class H ‡	165	493
Sunac China Holdings Limited ‡	44	151
TAL Education Group - Class A - ADR (a) ‡	46	1,161
Tencent Holdings Limited ‡	56	4,208
Topsports International Holdings Limited (c) ‡	164	270
Travelsky Technology Ltd. - Class H ‡	49	106
Uni-President China Holdings Ltd ‡	174	192
Vipshop (China) Co., Ltd. - ADR (a) ‡	13	261
Wanhua Chemical Group Co.,Ltd. - Class A (a) ‡	26	433

	Shares/Par[1]	Value ($)
Weichai Power Co., Ltd. - Class A (a) ‡	49	136
WuXi AppTec Co., Ltd. - Class H (b) (c) ‡	18	428
Wuxi Biologics Cayman Inc (a) (c) ‡	85	1,557
Xinyi Solar Holdings Limited ‡	46	100
Yum China Holdings, Inc. ‡	6	411
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class A (a) ‡	58	83
		33,213
Germany 1.8%
BASF SE - Class N ‡	13	991
Bayer AG - Class N ‡	30	1,810
Bayerische Motoren Werke AG ‡	12	1,246
Continental AG (a) ‡	6	815
Covestro AG (c) ‡	16	1,048
CTS Eventim AG & Co. KGaA (a) ‡	27	1,689
Daimler AG - Class N ‡	11	957
Deutsche Boerse AG - Class N ‡	9	1,484
Deutsche Post AG - Class N	18	1,229
Deutsche Telekom AG - Class N ‡	38	798
E.ON SE - Class N ‡	149	1,721
Fresenius Medical Care AG & Co. KGaA ‡	14	1,151
Fresenius SE & Co. KGaA ‡	3	151
LEG Immobilien AG ‡	4	577
MTU Aero Engines AG - Class N ‡	9	2,156
SAP SE ‡	5	749
Siemens AG - Class N ‡	3	540
Siemens Healthineers AG (c) ‡	4	232
Symrise AG ‡	12	1,742
Zalando SE (a) (c) ‡	2	217
		21,303
Netherlands 1.7%
Adyen B.V. (a) (c) ‡	1	3,248
ASML Holding - ADR (a) ‡	3	2,097
ASML Holding ‡	4	2,475
CNH Industrial N.V. (a) ‡	16	260
ING Groep N.V. ‡	161	2,137
Just Eat Takeaway.Com N.V. (a) (b) (c) ‡	12	1,142
Koninklijke Ahold Delhaize N.V. ‡	11	318
Koninklijke DSM N.V. ‡	11	1,998
Koninklijke Philips N.V. ‡	5	232
NN Group N.V. ‡	7	345
NXP Semiconductors N.V. ‡	11	2,189
Randstad NV ‡	8	625
Royal Dutch Shell PLC - Class A - ADR (b) ‡	15	606
Royal Dutch Shell PLC - Class B ‡	68	1,321
SBM Offshore N.V. (b) ‡	69	1,050
Wolters Kluwer NV - Class C ‡	6	650
		20,693
South Korea 1.3%
DB Insurance Co. Ltd. ‡	3	136
Hana Financial Group Inc. ‡	34	1,383
Hankook Tire & Technology Co,. Ltd. ‡	10	446
Honam Petrochemical Corp. ‡	2	454
Hyundai Glovis Co., Ltd. ‡	1	135
KB Financial Group Inc. ‡	46	2,273
Kia Motors Corp. ‡	6	516
Korea Investment Holdings Co. Ltd. ‡	3	240
Kumho Petro chemical Co. Ltd. ‡	2	432
Lotte Corp. ‡	4	126
MERITZ Securities Co. Ltd. ‡	18	77
POSCO ‡	2	657
Samsung Card Co., Ltd. ‡	4	113
Samsung Electronics Co. Ltd. ‡	74	5,335
Samsung Life Insurance Co., Ltd. ‡	2	148
Shinhan Financial Group Co. Ltd. ‡	47	1,695
SK Hynix Inc. ‡	9	1,061
		15,227
Taiwan 1.1%
ASE Technology Holding Co., Ltd. ‡	144	580
Cathay Financial Holding Co. Ltd. ‡	171	331
China Life Insurance Company Limited ‡	262	248
Evergreen Marine Corp Taiwan Ltd. ‡	174	1,242
Fubon Financial Holding Co. Ltd. ‡	489	1,300
Giant Manufacturing Co. Ltd. ‡	11	126

	Shares/Par[1]	Value ($)
Hon Hai Precision Industry Co. Ltd. ‡	208	839
Innolux Corporation ‡	369	277
MediaTek Inc. ‡	8	277
Novatek Microelectronics Corp. ‡	38	682
Pou Chen Corp. ‡	324	457
Realtek Semiconductor Corp. ‡	17	308
Synnex Technology International Corp. ‡	87	159
Taiwan Semiconductor Manufacturing Co. Ltd. ‡	310	6,629
		13,455
Ireland 1.1%
Accenture Public Limited Company - Class A ‡	29	8,688
James Hardie Industries Public Limited Company - CDI (a) ‡	3	115
Keywords Studios PLC (a) ‡	50	1,727
Medtronic Public Limited Company ‡	21	2,613
		13,143
Switzerland 0.9%
Adecco Group AG - Class N ‡	11	748
Alcon AG ‡	24	1,684
EMS-Chemie Holding AG ‡	—	374
Garmin Ltd. (a) ‡	2	273
Geberit AG - Class N ‡	2	1,209
Julius Bar Gruppe AG - Class N ‡	1	82
Logitech International S.A. - Class N ‡	4	495
Nestle SA - Class N ‡	9	1,129
Partners Group Holding AG ‡	1	1,666
Sonova Holding AG ‡	2	812
TE Connectivity Ltd. ‡	14	1,832
UBS Group AG ‡	77	1,183
		11,487
France 0.9%
BNP Paribas SA ‡	23	1,470
Cie de Saint-Gobain ‡	12	767
CNP Assurances SA ‡	12	205
Dassault Aviation SA ‡	1	644
IPSEN ‡	3	276
L’Oreal SA ‡	5	2,147
Pernod-Ricard SA ‡	3	682
Publicis Groupe SA ‡	2	136
Sanofi SA ‡	4	451
Sartorius Stedim Biotech ‡	1	610
Total SA (b) ‡	20	887
Total SA - ADR ‡	31	1,403
Valeo ‡	21	622
		10,300
Hong Kong 0.8%
Agile Group Holdings Limited (b) ‡	156	202
AIA Group Limited ‡	127	1,584
Bosideng International Holdings Limited ‡	430	308
Budweiser Brewing Company APAC Limited (c) ‡	24	76
China Molybdenum Co.,Ltd - Class H ‡	228	136
CK Asset Holdings Limited ‡	187	1,286
CK Hutchison Holdings Limited ‡	278	2,167
Dali Foods Group Company Limited (c) ‡	271	162
Henderson Land Development Co. Ltd. ‡	99	469
Hong Kong Exchanges & Clearing Ltd. ‡	6	364
Kingboard Chemical Holdings Ltd. ‡	89	494
Sun Hung Kai Properties Ltd. ‡	56	833
Swire Pacific Ltd. - Class A (b) ‡	83	566
Techtronic Industries Company Limited ‡	29	515
WH Group Limited (c) ‡	91	82
Xinyi Glass Holdings Limited ‡	74	302
Zhongsheng Group Holdings Limited ‡	27	225
		9,771
Denmark 0.8%
A P Moller - Maersk A/S - Class A ‡	—	562
Coloplast A/S - Class B ‡	4	604
DSV Panalpina A/S ‡	9	1,985
Genmab A/S (a) ‡	4	1,551
GN Store Nord A/S ‡	18	1,619
Novo Nordisk A/S - Class B ‡	17	1,437
Pandora A/S (a) ‡	2	323
SimCorp A/S ‡	11	1,382
		9,463

	Shares/Par[1]	Value ($)
India 0.8%
Adani Ports and Special Economic Zone Limited ‡	43	405
Ambuja Cements Limited ‡	21	98
Apollo Hospitals Enterprise Limited ‡	2	90
Aurobindo Pharma Ltd. ‡	21	270
Colgate-Palmolive (India) Limited ‡	16	369
Divi’s Laboratories Ltd. ‡	5	286
Havells India Limited ‡	27	351
HCL Technologies Ltd. ‡	38	503
Hero Motocorp Ltd. ‡	4	171
Housing Development Finance Corp. ‡	56	1,882
ICICI Bank Limited ‡	31	266
Indraprastha Gas Limited ‡	21	159
Infosys Ltd. ‡	74	1,564
Larsen & Toubro Infotech Limited (c) ‡	5	249
Marico Limited ‡	67	479
Page Industries Limited ‡	1	228
Tata Consultancy Services Limited ‡	32	1,438
Tech Mahindra Limited ‡	30	443
		9,251
Australia 0.7%
BHP Group PLC ‡	6	185
BHP Group PLC ‡	12	449
Cochlear Ltd. ‡	11	2,080
Commonwealth Bank of Australia ‡	12	898
CSL Ltd. ‡	11	2,439
Downer EDI Ltd. ‡	86	363
Fortescue Metals Group Ltd. ‡	17	293
Goodman Funding Pty Ltd ‡	58	915
REA Group Ltd. ‡	4	460
Rio Tinto Ltd. ‡	6	525
		8,607
Canada 0.5%
BCE Inc. ‡	20	986
Canadian Pacific Railway Limited (a) ‡	15	1,130
Cenovus Energy Inc. ‡	59	566
Shopify Inc. - Class A (a) ‡	1	1,753
Wheaton Precious Metals Corp. ‡	28	1,226
		5,661
Sweden 0.4%
Atlas Copco Aktiebolag - Class A ‡	17	1,026
Atlas Copco Aktiebolag - Class B ‡	7	392
Epiroc Aktiebolag - Class A ‡	30	685
Epiroc Aktiebolag - Class B ‡	12	239
Investor Aktiebolag - Class B ‡	53	1,212
Kinnevik AB - Class B (a) (d) ‡	12	275
Kinnevik AB - Class B (a) ‡	12	482
Lundin Petroleum AB (b) ‡	13	445
Olink Holding AB (Publ) - ADR (a) ‡	—	14
		4,770
Spain 0.4%
Amadeus IT Group SA (c) ‡	28	2,004
CaixaBank, S.A. ‡	119	368
Cellnex Telecom, S.A. (c) ‡	27	1,723
Tecnicas Reunidas, S.A. (a) (b) ‡	23	287
		4,382
South Africa 0.3%
African Rainbow Minerals Ltd. ‡	15	260
Exxaro Resources Ltd. ‡	29	340
Impala Platinum Holdings Limited ‡	28	458
Kumba Iron Ore Ltd ‡	9	381
Mr Price Group ‡	33	480
MTN Group Ltd. (a) ‡	33	236
Naspers Ltd. - Class N ‡	3	549
Sibanye Stillwater ‡	68	285
Thungela Resources (a) ‡	1	1
Vodacom Group Limited (b) ‡	13	121
		3,111
Belgium 0.2%
Anheuser-Busch InBev ‡	7	517
Galapagos (a) ‡	4	272
Umicore ‡	33	2,016
		2,805

	Shares/Par[1]	Value ($)
Italy 0.2%
DiaSorin S.p.A. ‡	1	209
Exor Nederland N.V. ‡	5	425
Finecobank Banca Fineco SPA (a) ‡	108	1,892
		2,526
Saudi Arabia 0.2%
Al Rajhi Banking and Investment Corporation ‡	66	1,966
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock) ‡	6	264
		2,230
Russian Federation 0.2%
Public Joint Stock Company “Severstal” ‡	29	619
Public Joint Stock Society “Fosagro” - GDR (c) ‡	18	371
Public Joint Stock Society “Novolipetsk Iron And Steel Works” ‡	135	426
Public Joint Stock Society Mining And Metallurgical Company “Norilsk Nickel” ‡	2	688
		2,104
Brazil 0.2%
B3 S.A. - Brasil, Bolsa, Balcao (a) ‡	173	582
Companhia Siderurgica Nacional ‡	85	745
JBS S/A ‡	61	360
WEG SA (a) ‡	59	400
		2,087
Israel 0.2%
Bank Leumi Le-Israel BM ‡	20	155
Check Point Software Technologies Ltd (a) ‡	2	244
CyberArk Software Ltd. (a) ‡	12	1,628
		2,027
Thailand 0.2%
Kasikornbank PCL ‡	384	1,424
Krungthai Card Public Company Limited ‡	93	195
Muangthai Leasing Public Company Limited ‡	36	65
Srisawad Corporation Public Company Limited ‡	102	219
		1,903
Argentina 0.2%
MercadoLibre S.R.L (a) ‡	1	1,869

Jersey 0.1%
Clarivate PLC (a) ‡	65	1,789

Singapore 0.1%
DBS Group Holdings Ltd. ‡	52	1,165
Singapore Exchange Ltd. ‡	36	297
		1,462
Norway 0.1%
Equinor ASA ‡	58	1,237
Norsk Hydro ASA ‡	12	78
		1,315
Luxembourg 0.1%
ArcelorMittal ‡	36	1,115
ARD Holdings S.A. - Class A ‡	—	1
		1,116
Mexico 0.1%
Arca Continental S.A.B. de C.V ‡.	14	79
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver (a) ‡	372	402
Grupo Bimbo SAB de CV - Class A ‡	36	80
Kimberly-Clark de Mexico SAB de CV - Class A ‡	199	353
		914
Turkey 0.1%
BIM Birlesik Magazalar A.S. - Class A ‡	20	141
Ford Otomotiv Sanayi Anonim Sirketi - Class A ‡	5	94
Koc Holding A.S. - Class A ‡	105	221
Turkcell Iletisim Hizmetleri Anonim Sirketi – Class A ‡	42	77
Turkiye Sise ve Cam Fabrikalari A.S. - Class A ‡	189	166
		699
United Arab Emirates 0.0%
ALDAR Properties PJSC ‡	523	544

Malaysia 0.0%
Kossan Rubber Industries Bhd (a) ‡	69	54
Kumpulan Sime Darby Berhad ‡	266	140

	Shares/Par[1]	Value ($)
Supermax Corporation Berhad (a) ‡	165	131
Top Glove Corporation Bhd ‡	87	87
Westports Holdings Berhad ‡	116	118
		530
Poland 0.0%
Polski Koncern Naftowy Orlen S.A. ‡	23	467

Indonesia 0.0%
PT Indocement Tunggal Prakarsa Tbk ‡	201	143
PT Kalbe Farma Tbk ‡	872	84
PT. Bank Central Asia Tbk ‡	47	98
		325
Finland 0.0%
Orion Oyj - Class B ‡	8	323

Portugal 0.0%
Galp Energia, SGPS, S.A. ‡	29	314

Philippines 0.0%
BDO Unibank, Inc. ‡	73	170
International Container Terminal Services Inc. ‡	42	141
		311
New Zealand 0.0%
Fisher & Paykel Healthcare Corp. ‡	12	267
Hungary 0.0%
Chemical Works of Gedeon Richter Plc. ‡	8	224
Qatar 0.0%
Barwa Real Estate Company Q.P.S.C ‡	259	208
Austria 0.0%
Voestalpine AG ‡	4	165
Chile 0.0%
Colbun SA ‡	1,003	139
Greece 0.0%
Jumbo S.A. - Class R ‡	4	67
Egypt 0.0%
El Sewedy Electric Company ‡	101	55
Total Common Stocks (cost $668,888)		864,662
GOVERNMENT AND AGENCY OBLIGATIONS 11.3%
United States of America 10.8%
Austin, City of
2.79%, 11/15/31 ‡	370	397
Beaverton, City of
5.00%, 04/01/33 ‡	250	327
California, State of
4.00%, 11/01/33 ‡	250	297
Federal Home Loan Mortgage Corporation
4.00%, 11/01/45 - 09/01/49 ‡	1,005	1,092
4.50%, 10/01/48 - 01/01/49 ‡	2,388	2,636
3.00%, 03/01/50 ‡	1,741	1,838
3.50%, 04/01/50 ‡	3,370	3,621
2.50%, 10/01/50 ‡	831	861
Federal National Mortgage Association, Inc.
2.00%, 02/01/36 - 07/01/51 ‡	6,539	6,673
2.50%, 07/01/36 - 07/01/51 ‡	5,733	5,969
3.50%, 11/01/46 - 11/01/50 ‡	3,357	3,564
4.00%, 05/01/48 - 01/01/50 ‡	3,292	3,571
4.50%, 12/01/48 ‡	772	848
3.00%, 07/01/50 - 04/01/51 ‡	6,694	7,058
Government National Mortgage Association
2.00%, 11/20/50 - 06/20/51 ‡	1,226	1,251
2.50%, 11/20/50 - 06/20/51 ‡	2,242	2,323
Illinois, State of
5.10%, 06/01/33 ‡	135	159
Massachusetts School Building Authority
4.00%, 11/15/35 ‡	150	172
Massachusetts, Commonwealth of
2.51%, 07/01/41 ‡	700	706
Metropolitan Transportation Authority
4.00%, 11/15/45 ‡	105	123
New Jersey, State of
3.00%, 06/01/32 ‡	130	148
Pennsylvania, Commonwealth of
2.99%, 06/01/42 ‡	925	950

	Shares/Par[1]	Value ($)
Portland, City of
4.00%, 04/01/32 ‡	265	303
San Antonio Water System
5.92%, 05/15/40 ‡	250	357
Treasury, United States Department of
1.50%, 03/31/23 ‡	3,974	4,063
1.38%, 08/31/23 - 08/15/50 ‡	16,586	16,890
1.88%, 08/31/24 ‡	17,260	18,004
0.50%, 03/31/25 ‡	4,255	4,234
0.25%, 06/30/25 - 09/30/25 ‡	3,160	3,097
0.38%, 11/30/25 - 01/31/26 ‡	21,897	21,482
0.88%, 06/30/26 ‡	1,360	1,359
3.50%, 02/15/39 ‡	1,878	2,346
1.13%, 08/15/40 ‡	11	9
2.75%, 08/15/42 - 11/15/42 ‡	3,843	4,325
2.50%, 05/15/46 ‡	2,286	2,475
2.25%, 08/15/49 ‡	3,113	3,224
2.00%, 02/15/50 ‡	900	884
1.25%, 05/15/50 ‡	2,062	1,683
		129,319
Mexico 0.1%
Gobierno Federal de los Estados Unidos Mexicanos
3.60%, 01/30/25 ‡	400	439
4.15%, 03/28/27 (b) ‡	200	226
4.75%, 04/27/32 ‡	300	343
		1,008
Russian Federation 0.1%
Ministry of Finance of the Russian Federation
5.10%, 03/28/35 (e) ‡	600	713
Panama 0.1%
Government of the Republic of Panama
3.75%, 04/17/26 ‡	650	699
Kazakhstan 0.1%
Kantselyariya Premer-Ministra Respubliki Kazakhstan, Gu
5.13%, 07/21/25 (e) ‡	590	685
Indonesia 0.1%
Indonesia Government International Bond
4.35%, 01/08/27 (e) ‡	400	453
The Republic of Indonesia, The Government of
4.13%, 01/15/25 (e) ‡	200	221
		674
Colombia 0.0%
Presidencia de la República de Colombia
5.00%, 06/15/45 ‡	600	638
Philippines 0.0%
The Philippines, Government of
3.95%, 01/20/40 ‡	540	599
Uruguay 0.0%
El Gobierno De La Republica Oriental Del Uruguay
4.50%, 08/14/24 ‡	500	541
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31 ‡	200	203
6.55%, 03/14/37 ‡	200	274
		477
Romania 0.0%
Ministerul Finantelor Publice
5.13%, 06/15/48 (e) ‡	260	317
Total Government And Agency Obligations (cost $137,823)		135,670
CORPORATE BONDS AND NOTES 7.9%
United States of America 6.3%
AbbVie Inc.
3.20%, 05/14/26 ‡	1,000	1,084
4.25%, 11/14/28 ‡	300	348
Aetna Inc.
4.50%, 05/15/42 ‡	400	478
AFLAC Incorporated
4.75%, 01/15/49 ‡	400	526

	Shares/Par[1]	Value ($)
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30 ‡	600	734
Altria Group, Inc.
3.40%, 05/06/30 ‡	750	795
Amazon.com, Inc.
4.05%, 08/22/47 ‡	600	733
American Tower Corporation
3.38%, 10/15/26 ‡	1,000	1,088
Amgen Inc.
2.45%, 02/21/30 ‡	600	619
Anheuser-Busch Companies, LLC
4.70%, 02/01/36 ‡	200	245
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 ‡	200	222
Anthem, Inc.
2.88%, 09/15/29 ‡	400	426
5.10%, 01/15/44 ‡	300	395
AT&T Inc.
4.25%, 03/01/27 ‡	300	341
Baker Hughes Holdings LLC
3.34%, 12/15/27 ‡	600	656
Bank of America Corporation
4.25%, 10/22/26 ‡	300	339
4.18%, 11/25/27 ‡	1,000	1,120
2.88%, 10/22/30 ‡	300	316
Bausch Health Companies Inc.
6.13%, 04/15/25 (e) ‡	3,878	3,974
Bemis Company, Inc.
2.63%, 06/19/30 ‡	650	666
Bimbo Bakeries USA, Inc.
4.00%, 05/17/51 (e) ‡	200	216
Bristol-Myers Squibb Company
4.55%, 02/20/48 ‡	400	522
Burlington Northern Santa Fe, LLC
5.75%, 05/01/40 ‡	200	285
Calumet Specialty Products Partners, L.P.
7.75%, 04/15/23 ‡	1,500	1,494
Capital One Financial Corporation
3.75%, 07/28/26 ‡	1,000	1,103
3.65%, 05/11/27 ‡	100	111
Carrier Global Corporation
2.72%, 02/15/30 ‡	300	311
Caterpillar Inc.
2.60%, 04/09/30 ‡	400	427
Centene Corporation
3.00%, 10/15/30 ‡	300	309
Charter Communications Operating, LLC
2.80%, 04/01/31 ‡	100	102
Chesapeake Energy Corporation
5.88%, 02/01/29 (e) ‡	500	541
Cigna Holding Company
2.38%, 03/15/31 ‡	600	609
Citigroup Inc.
2.98%, 11/05/30 ‡	600	636
Comcast Corporation
4.25%, 01/15/33 ‡	400	477
3.90%, 03/01/38 ‡	200	230
Commonwealth Edison Company
4.00%, 03/01/48 ‡	500	601
Community Health Systems, Inc.
8.00%, 03/15/26 (e) ‡	8,500	9,160
Continental Resources, Inc.
5.75%, 01/15/31 (e) ‡	400	479
CSX Corporation
3.80%, 11/01/46 ‡	600	682
CVS Health Corporation
4.30%, 03/25/28 ‡	1,239	1,423
DAE Funding LLC
1.55%, 08/01/24 (e) ‡	200	200
Diamond Sports Group, LLC
5.38%, 08/15/26 (e) ‡	500	324
DISH DBS Corporation
5.88%, 07/15/22 ‡	1,500	1,564
Dollar Tree, Inc.
4.20%, 05/15/28 ‡	300	342

	Shares/Par[1]	Value ($)
Duke Energy Corporation
2.45%, 06/01/30 ‡	50	51
3.75%, 09/01/46 ‡	500	533
E. I. du Pont de Nemours and Company
2.30%, 07/15/30 ‡	200	205
Eldorado Resorts, Inc.
6.25%, 07/01/25 (e) ‡	1,000	1,061
Energy Transfer LP
4.75%, 01/15/26 ‡	600	676
Enterprise Products Operating LLC
3.13%, 07/31/29 ‡	300	324
2.80%, 01/31/30 ‡	300	317
ERP Operating Limited Partnership
4.50%, 07/01/44 ‡	200	252
Exelon Corporation
4.45%, 04/15/46 ‡	100	122
Exxon Mobil Corporation
2.44%, 08/16/29 ‡	600	628
2.61%, 10/15/30 ‡	100	105
FedEx Corporation
3.25%, 04/01/26 ‡	400	438
Fiserv, Inc.
3.50%, 07/01/29 ‡	300	330
2.65%, 06/01/30 ‡	300	311
Flir Systems, Inc.
2.50%, 08/01/30 ‡	650	654
Ford Motor Credit Company LLC
5.13%, 06/16/25 ‡	2,000	2,202
Fox Corporation
4.71%, 01/25/29 ‡	300	352
General Dynamics Corporation
3.63%, 04/01/30 ‡	400	453
HCA Inc.
4.13%, 06/15/29 ‡	600	677
JPMorgan Chase & Co.
2.52%, 04/22/31 ‡	200	206
4.95%, 06/01/45 ‡	200	265
KeyCorp
2.55%, 10/01/29 ‡	300	314
Las Vegas Sands Corp.
3.90%, 08/08/29 ‡	400	426
Lockheed Martin Corporation
3.80%, 03/01/45 ‡	200	234
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (e) ‡	1,500	1,474
MetLife, Inc.
4.60%, 05/13/46 ‡	100	129
Microchip Technology Incorporated
4.33%, 06/01/23 ‡	1,000	1,066
Mohawk Industries, Inc.
3.63%, 05/15/30 ‡	400	438
Morgan Stanley
3.97%, 07/22/38 ‡	200	234
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (b) (e) ‡	750	754
MPLX LP
4.13%, 03/01/27 ‡	600	670
Nestle Holdings, Inc.
3.63%, 09/24/28 (e) ‡	500	567
Northrop Grumman Corporation
5.25%, 05/01/50 ‡	400	563
Occidental Petroleum Corporation
8.00%, 07/15/25 ‡	300	360
6.63%, 09/01/30 ‡	200	241
Quest Diagnostics Incorporated
2.80%, 06/30/31 ‡	650	678
Radian Group Inc.
4.88%, 03/15/27 ‡	400	435
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 ‡	50	47
Roper Technologies, Inc.
2.00%, 06/30/30 ‡	600	592
Schlumberger Holdings Corporation
4.00%, 12/21/25 (e) ‡	400	444
Simon Property Group, L.P.
3.38%, 12/01/27 ‡	200	218

	Shares/Par[1]	Value ($)
SkyMiles IP Ltd.
4.50%, 10/20/25 (e) ‡	300	323
Southwest Airlines Co.
1.25%, 05/01/25 (f) ‡	500	757
Sprint Corporation
7.63%, 03/01/26 ‡	1,500	1,835
Tenet Healthcare Corporation
6.13%, 10/01/28 (e) ‡	2,000	2,128
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (e) ‡	600	623
The Goldman Sachs Group, Inc.
2.60%, 02/07/30 ‡	600	622
The Kroger Co.
4.65%, 01/15/48 ‡	400	493
The Sherwin-Williams Company
2.30%, 05/15/30 ‡	800	809
The Southern Company
3.25%, 07/01/26 ‡	300	325
3.70%, 04/30/30 (f) ‡	600	662
The Walt Disney Company
2.20%, 01/13/28 ‡	600	622
The Williams Companies, Inc.
3.50%, 11/15/30 ‡	50	55
T-Mobile USA, Inc.
3.75%, 04/15/27 ‡	200	221
3.30%, 02/15/51 ‡	200	200
United Parcel Service, Inc.
3.75%, 11/15/47 ‡	600	709
Univision Communications Inc.
5.13%, 02/15/25 (e) ‡	1,500	1,530
Valero Energy Corp.
4.35%, 06/01/28 ‡	300	342
Verizon Communications Inc.
2.55%, 03/21/31 ‡	600	614
Walmart Inc.
2.95%, 09/24/49 ‡	200	211
Weatherford International Ltd.
8.75%, 09/01/24 (e) ‡	1,350	1,412
WESCO Distribution, Inc.
7.13%, 06/15/25 (e) ‡	600	648
WRKCo Inc.
3.90%, 06/01/28 ‡	600	678
Wynn Las Vegas, LLC
5.50%, 03/01/25 (e) ‡	1,000	1,076
Xilinx, Inc.
2.95%, 06/01/24 ‡	1,000	1,057
		75,251
United Kingdom 0.4%
Ashtead Capital, Inc.
4.38%, 08/15/27 (e) ‡	1,000	1,049
AstraZeneca PLC
4.00%, 09/18/42 ‡	400	479
Barclays PLC
4.38%, 01/12/26 (f) ‡	500	559
BAT Capital Corp.
3.56%, 08/15/27 ‡	1,000	1,070
BP Capital Markets P.L.C.
3.72%, 11/28/28 ‡	300	338
HSBC Holdings PLC
2.01%, 09/22/28 (f) ‡	300	300
2.36%, 08/18/31 (f) ‡	200	199
Imperial Brands Finance PLC
3.50%, 07/26/26 (e) (g) ‡	300	322
Royalty Pharma PLC
1.75%, 09/02/27 (e) ‡	100	99
Vodafone Group Public Limited Company
6.15%, 02/27/37 ‡	500	691
		5,106
Canada 0.2%
Canadian Natural Resources Limited
3.85%, 06/01/27 ‡	600	661
Manulife Financial Corporation
4.06%, 02/24/32 ‡	800	882
TransCanada PipeLines Limited
4.25%, 05/15/28 ‡	300	345

	Shares/Par[1]	Value ($)
4.63%, 03/01/34 ‡	300	355
		2,243
France 0.2%
AXA
8.60%, 12/15/30 ‡	100	152
BNP Paribas
3.05%, 01/13/31 (e) (f) ‡	600	629
Orange SA
5.38%, 01/13/42 (b) ‡	200	271
Societe Generale
1.79%, 06/09/27 (e) (f) ‡	200	200
Total Capital International
2.83%, 01/10/30 ‡	600	644
		1,896
Cayman Islands 0.1%
Alibaba Group Holding Limited
2.13%, 02/09/31 ‡	200	197
Tencent Holdings Limited
2.39%, 06/03/30 (e) ‡	1,000	996
		1,193
Germany 0.1%
Bayer US Finance II LLC
4.25%, 12/15/25 (e) ‡	1,000	1,114
Mexico 0.1%
Coca-Cola FEMSA, S.A.B. de C.V.
5.25%, 11/26/43v	600	801
Kimberly - Clark De Mexico S.A.B. De C.V.
2.43%, 07/01/31 (e) ‡	200	198
		999
China 0.1%
Alibaba Group Holding Limited
4.00%, 12/06/37 ‡	300	337
State Grid Overseas Investment Ltd.
3.50%, 05/04/27 (e) ‡	600	661
		998
Italy 0.1%
Enel Finance International N.V.
3.50%, 04/06/28 (e) ‡	700	767
UniCredit S.p.A.
1.98%, 06/03/27 (e) ‡	200	199
		966
Chile 0.1%
Colbun S.A.
3.95%, 10/11/27 (e) ‡	400	438
Corporacion Nacional del Cobre de Chile
4.50%, 08/01/47 (e) ‡	400	472
		910
Singapore 0.1%
Flex Ltd.
4.88%, 05/12/30 ‡	700	812
Netherlands 0.1%
EDP Finance B.V.
1.71%, 01/24/28 (e) ‡	300	296
Shell International Finance B.V.
4.13%, 05/11/35 ‡	300	356
		652
Bermuda 0.0%
Arch Capital Group Ltd.
3.64%, 06/30/50 ‡	500	543
Japan 0.0%
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30 ‡	500	496
Egypt 0.0%
African Export-Import Bank
3.99%, 09/21/29 (e) ‡	400	421
Austria 0.0%
Suzano Austria GmbH
3.13%, 01/15/32 ‡	300	297
Indonesia 0.0%
PT Pertamina (Persero)
4.70%, 07/30/49 (e) ‡	200	217

	Shares/Par[1]	Value ($)
Virgin Islands (British) 0.0%
Sinopec Group Overseas Development (2018) Limited
3.35%, 05/13/50 (e) ‡	200	205
Ireland 0.0%
STERIS Irish FinCo Unlimited Company
2.70%, 03/15/31 ‡	200	204
India 0.0%
Export-Import Bank of India
3.25%, 01/15/30 (e) ‡	200	203
Luxembourg 0.0%
JBS Finance Luxembourg S.à r.l.
3.63%, 01/15/32 (e) ‡	200	200
Total Corporate Bonds And Notes (cost $91,214)		94,926
EQUITY LINKED STRUCTURED NOTES 1.9%
United States of America 1.9%
BNP Paribas
(Apple Inc.) ‡	8	1,093
Citigroup Global Markets Holdings Inc.
(Texas Instruments Incorporated) (h) ‡	17	3,071
Credit Suisse AG
(Pfizer Inc.) (e) ‡	75	2,949
(S&P 500 Index) (d) (h) ‡	—	1,421
Goldman Sachs International
(AbbVie Inc.) ‡	14	1,549
(Union Pacific Corporation) (h) ‡	5	992
J.P. Morgan Structured Products B.V.
(Amazon.com, Inc.) (c) ‡	—	1,011
(CVS Health Corporation) (h) ‡	20	1,588
Merrill Lynch International & Co. C.V.
(Oracle Corporation) (e) ‡	16	1,058
Mizuho Markets Cayman LP
(JPMorgan Chase & Co.) (h) ‡	6	929
National Bank of Canada
(General Motors Company) (h) ‡	45	2,328
(Air Products and Chemicals, Inc. ) (e) (h) ‡	3	859
Royal Bank of Canada
(Intel Corporation) ‡	31	1,612
(Schlumberger N.V.) (h) ‡	30	924
UBS AG
(Morgan Stanley) (h) ‡	15	1,240
Total Equity Linked Structured Notes (cost $20,722)		22,624
PREFERRED STOCKS 1.5%
United States of America 1.0%
American Electric Power Company, Inc., 6.13%, 03/15/22 (a) (f) ‡	17	835
Broadcom Inc., 8.00%, 09/30/22 (a) (f) ‡	3	3,800
Dominion Energy, Inc., 7.25%, 06/01/22 (f) ‡	20	1,943
DTE Energy Company, 6.25%, 11/01/22 (f) ‡	30	1,483
K.K.R. Co., Inc., 6.00%, 09/15/23 (f) ‡	4	293
NextEra Energy, Inc., 5.28%, 03/01/23 (f) ‡	25	1,224
Sempra Energy, 6.75%, 07/15/21 (f) (i) ‡	17	1,679
The Southern Company, 6.75%, 08/01/22 (f) ‡	25	1,266
		12,523
Switzerland 0.2%
Roche Holding AG ‡	7	2,596
Brazil 0.2%
Banco Bradesco S.A. (a) (f) ‡	74	384
Bradespar SA ‡	27	406
Itausa - Investimentos Itau SA (a) ‡	568	1,274
		2,064
Germany 0.1%
Bayerische Motoren Werke AG ‡	4	362
Fuchs Petrolub SE ‡	5	235
Sartorius AG ‡	1	290
		887
Total Preferred Stocks (cost $16,208)		18,070
INVESTMENT COMPANIES 1.5%
United States of America 1.5%
iShares Core MSCI Emerging Markets ETF ‡	92	6,135

	Shares/Par[1]	Value ($)
Schwab U.S. TIPs ETF ‡	183	11,417
Total Investment Companies (cost $17,238)		17,552
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United States of America 0.3%
American Airlines, Inc.
Series 2016-A-3, 3.25%, 10/15/28 ‡	439	421
Capital One Multi-Asset Execution Trust
Series 2016-A5-A5, 1.66%, 08/16/21 ‡	400	401
Series 2019-A1-A1, 2.84%, 02/15/22 ‡	485	493
Series 2019-A2-A2, 1.72%, 08/15/22 ‡	1,000	1,017
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25 ‡	153	155
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26 ‡	152	153
Discover Card Execution Note Trust
Series 2019-A1-A1, 3.04%, 01/18/22 ‡	400	406
United Airlines Inc. Pass-Through Trust
Series 2016-A-1, 3.45%, 07/07/28 ‡	82	83
United Airlines Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27 ‡	476	529
Series 2019-A-2, REMIC, 2.90%, 05/01/28 ‡	191	189
United Airlines, Inc.
Series 2020-B-1, 4.88%, 01/15/26 ‡	243	257
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,010)		4,104
SHORT TERM INVESTMENTS 3.0%
Investment Companies 2.7%
JNL Government Money Market Fund - Institutional Class, 0.01% (j) (k) ‡	32,082	32,082
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.01% (j) (k) ‡	3,929	3,929
Total Short Term Investments (cost $36,011)		36,011
Total Investments 99.3% (cost $992,114)		1,193,619
Other Derivative Instruments (0.0)%		(39)
Other Assets and Liabilities, Net 0.7%		8,816
Total Net Assets 100.0%		1,202,396

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2021.
(c)	Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.
(d)	Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.
(e)	Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2021, the value and the percentage of net assets of these securities was $42,875 and 3.6% of the Fund.
(f)	Convertible security.
(g)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2021.
(h)	Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.
(i)	Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.
(j)	Investment in affiliate.
(k)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.
‡	Security is expected to be disposed of prior to the Reorganization

JNL/Franklin Templeton Growth Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index ‡	42	September 2021	2,858	(21)	8
S&P 500 Index ‡	244	September 2021	51,484	74	837
United States 2 Year Note ‡	9	October 2021	1,986	—	(4)
				53	841
Short Contracts
United States 10 Year Note ‡	(246)	September 2021	(32,469)	(61)	(126)
United States 10 Year Ultra Bond ‡	(11)	September 2021	(1,598)	(5)	(21)
United States Long Bond ‡	(6)	September 2021	(958)	(4)	(6)
				(70)	(153)

‡	Security is expected to be disposed of prior to the Reorganization

JNL/Franklin Templeton Growth Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
NORDSTROM INC (Q) ‡	CIT	2.19	1.00	06/20/26	(200)	(11)	(13)	2
NORDSTROM INC (Q) ‡	JPM	2.19	1.00	06/20/26	(200)	(11)	(10)	(1)
					(400)	(22)	(23)	1
‡	Security is expected to be disposed of prior to the Reorganization

JNL SERIES TRUST

PART C
OTHER INFORMATION

Item 15. Indemnification.

Amended and Restated Declaration of Trust:  Article IV of the Registrant’s Amended and Restated Declaration of Trust, as amended, provides that each of its Trustees and Officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a “Covered Person”) shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article IV, Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust, as amended, provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

		(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

		(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust, a “Non-interested Trustee” is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

Indemnification Arrangements: The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons’ activities as officers, trustees or employees of the Registrant.

Item 16. Exhibits

(1)		Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 25, 2017.[21]

(2)		Amended and Restated By-Laws of Registrant, dated September 6, 2019.[24]

(3)		Not Applicable.

(4)		Plan of Reorganization, filed as Appendix A to the Proxy Statement and Prospectus set forth in Part A to this Registration Statement on Form N-14.

(5)
Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant’s Amended and Restated Agreement and Declaration of Trust and By-laws (See Exhibits (1) and (2) above).

(6) (a)		Jackson National Asset Management, LLC (“JNAM”)

	(i)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective September 13, 2021.[27]

(b)		Franklin Advisers, Inc. (“Franklin Advisers”)

	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[1][0]

	(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[11]

	(iii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[13]

	(iv)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[18]

	(v)	Amendment, effective September 19, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[17]

	(vi)	Amendment, effective June 24, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[24]

	(vii)	Amendment, effective September 6, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[24]

	(viii)	Amendment, effective September 3, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[27]

	(ix)	Sub-Advisory Agreement between JNAM and Franklin Advisers, effective September 13, 2021.[27]

(7)	(i)	Third Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC (“JNLD”), effective September 13, 2021.[27]

(8)		Not Applicable.

(9) (a)	(i)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”), dated August 12, 2009.[1]

	(ii)	International Proxy Voting Addendum, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[1]

	(iii)	Mutual Fund Rider, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[1]

	(iv)	Amendment, dated September 28, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

	(v)	Amendment, dated May 1, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[3]

	(vi)	Amendment, dated October 11, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[4]

	(vii)	Amendment, effective April 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[5]

	(viii)	Amendment, effective August 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

	(ix)	Amendment, effective October 1, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[7]

	(x)	Amendment, effective December 12, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[7]

	(xi)	Amendment, effective April 30, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[8]

	(xii)	Amendment, effective August 29, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[9]

	(xiii)	Amendment, effective April 29, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[9]

	(xiv)	Amendment, effective September 16, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[11]

	(xv)	Amendment, effective April 28, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[12]

	(xvi)	Amendment, effective September 2, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[13]

	(xvii)	Amendment, effective September 15, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[13]

	(xviii)	Amendment, effective April 27, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[14]

	(xix)	Amendment, effective June 19, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[15]

	(xx)	Amendment, effective July 1, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[15]

	(xxi)	Amendment, effective September 28, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[15]

	(xxii)	Amendment, effective April 25, 2016, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[16]

	(xxiii)	Amendment, effective April 24, 2017, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[19]

	(xxiv)	Amendment, effective September 25, 2017, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[20]

	(xxv)	Amendment, effective June 29, 2018, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[22]

	(xxvi)	Amendment, effective August 13, 2018, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[22]

	(xxvii)	Amendment, effective March 1, 2019, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[23]

	(xxviii)	Amendment, effective June 24, 2019, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[24]

	(xxix)	Amendment, effective January 1, 2020, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[25]

	(xxx)	Amendment, effective April 27, 2020, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[25]

	(xxxi)	Amendment, effective April 26, 2021, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[26]

(10) (a)	(i)	Amended and Restated Distribution Plan, effective July 1, 2017.[20]

	(ii)	Amendment, effective September 25, 2017, to Amended and Restated Distribution Plan, effective July 1, 2017.[20]

	(iii)	Amendment, effective August 13, 2018, to Amended and Restated Distribution Plan, effective July 1, 2017.[22]

	(iv)	Amendment, effective June 24, 2019, to Amended and Restated Distribution Plan, effective July 1, 2017.[24]

	(v)	Amendment, effective April 27, 2020, to Amended and Restated Distribution Plan, effective July 1, 2017.[25]

	(vi)	Amendment, effective April 26, 2021, to Amended and Restated Distribution Plan, effective July 1, 2017.[26]

(b)	(i)	Multiple Class Plan, effective April 29, 2013.[9]

	(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, effective April 29, 2013.[11]

	(iii)	Amendment, effective April 28, 2014, to Multiple Class Plan, effective April 29, 2013.[12]

	(iv)	Amendment, effective September 15, 2014, to Multiple Class Plan, effective April 29, 2013.[13]

	(v)	Amendment, effective April 27, 2015, to Multiple Class Plan, effective April 29, 2013.[14]

	(vi)	Amendment, effective September 28, 2015, to Multiple Class Plan, effective April 29, 2013.[15]

	(vii)	Amendment, effective April 25, 2016, to Multiple Class Plan, effective April 29, 2013.[16]

	(viii)	Amendment, effective September 19, 2016, to Multiple Class Plan, effective April 29, 2013.[17]

	(ix)	Amendment, effective April 24, 2017, to Multiple Class Plan, effective April 29, 2013.[19]

	(x)	Amendment, effective September 25, 2017, to Multiple Class Plan, effective April 29, 2013.[20]

	(xi)	Amendment, effective August 13, 2018, to Multiple Class Plan, effective April 29, 2013.[22]

	(xii)	Amendment, effective June 24, 2019, to Multiple Class Plan, effective April 29, 2013.[24]

	(xiii)	Amendment, effective April 27, 2020, to Multiple Class Plan, effective April 29, 2013.[25]

	(xiv)	Amendment, effective April 26, 2021, to Multiple Class Plan, effective April 29, 2013.[26]

(11)		Opinion and Consent of Counsel regarding legality of shares being registered, attached hereto.

(12)		Opinion and Consent of Counsel regarding tax matters and consequences to shareholders discussed in the Proxy Statement and Prospectus, to be filed by amendment.

(13) (a)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective September 13, 2021.[27]

(b)	(i)	Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[10]

	(ii)	Amendment, effective June 29, 2018, to Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[22]

	(iii)	Amendment, effective April 27, 2020, to Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[25]

(c)	(i)	Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[16]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[22]

(iii)
Amendment, effective April 27, 2020, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[25]

(d)	(i)
Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[16]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[22]

(iii)
Amendment, effective April 27, 2020, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[25]

(e)	(i)
Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Investors Series Trust, JNL Variable Fund LLC, JNL Strategic Income Fund LLC, Jackson Variable Series Trust and Curian Series Trust and JNAM and Curian Capital LLC.[14]

	(ii)	Amendment, effective February 2, 2016, to Master Interfund Lending Agreement dated April 27, 2015.[16]

	(iii)	Amendment, effective June 1, 2018, to Master Interfund Lending Agreement dated April 27, 2015.[22]

	(iv)	Amendment, effective April 27, 2020, to Master Interfund Lending Agreement dated April 27, 2015.[25]

(f)	(i)	Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[8]

	(ii)	Amendment, effective April 30, 2012, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[8]

	(iii)	Amendment, effective April 29, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[9]

	(iv)	Amendment, effective September 16, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM dated February 28, 2012.[11]

	(v)	Amendment, effective April 28, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[12]

	(vi)	Amendment, effective September 15, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[13]

	(vii)	Amendment, effective April 27, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[14]

	(viii)	Amendment, effective September 28, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[15]

	(ix)	Amendment, effective April 25, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[16]

	(x)	Amendment, effective September 19, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[17]

	(xi)	Amendment, effective April 24, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[18]

	(xii)	Amendment, effective September 25, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[20]

	(xiii)	Amendment, effective August 13, 2018, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[22]

	(xiv)	Amendment, effective June 24, 2019, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[24]

	(xv)	Amendment, effective April 27, 2020, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[25]

	(xvi)	Amendment, effective April 26, 2021, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[26]

(14)		Consent of Independent Registered Public Accounting Firm, attached hereto.

(15)		None.

(16)		Power of Attorney, dated January 1, 2021, attached hereto.

(17)		Form of Proxy and Voting Instruction Cards, attached hereto.

[1]
Incorporated by reference to Registrant's Post-Effective Amendment No. 73 to its registration statement on Form N-1A (033-87244; 811-8894) (“Registration Statement”) filed with (“Registration Statement”) on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on September 23, 2009.

[2]	Incorporated by reference to Registrant's Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A filed with the SEC on December 18, 2009.
[3]	Incorporated by reference to Registrant's Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A filed with the SEC on April 30, 2010.
[4]	Incorporated by reference to Registrant's Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A filed with the SEC on October 8, 2010.
[5]	Incorporated by reference to Registrant's Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A filed with the SEC on April 29, 2011.
[6]	Incorporated by reference to Registrant's Post-Effective Amendment No. 95 to its Registration Statement on Form N-1A filed with the SEC on August 26, 2011.
[7]	Incorporated by reference to Registrant's Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A filed with the SEC on December 9, 2011.
[8]	Incorporated by reference to Registrant's Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.
[9]	Incorporated by reference to Registrant's Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A filed with the SEC on December 19, 2012.
[10]	Incorporated by reference to Registrant's Post-Effective Amendment No. 111 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2013.
[11]	Incorporated by reference to Registrant's Post-Effective Amendment No. 116 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.
[12]	Incorporated by reference to Registrant's Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.
[13]	Incorporated by reference to Registrant's Post-Effective Amendment No. 125 to its Registration Statement on Form N-1A filed with the SEC on September 12, 2014.
[14]	Incorporated by reference to Registrant's Post-Effective Amendment No. 129 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2015.
[15]	Incorporated by reference to Registrant's Post-Effective Amendment No. 134 to its Registration Statement on Form N-1A filed with the SEC on September 25, 2015.
[16]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 139 to its Registration Statement on Form N-1A filed with the SEC on April 22, 2016.
[17]	Incorporated by reference to Registrant's Post-Effective Amendment No. 144 to its Registration Statement on Form N-1A filed with the SEC on September 16, 2016.
[18]	Incorporated by reference to Registrant's Post-Effective Amendment No. 146 to its Registration Statement on Form N-1A filed with the SEC on December 16, 2016.
[19]	Incorporated by reference to Registrant's Post-Effective Amendment No. 149 to its Registration Statement on Form N-1A filed with the SEC on April 21, 2017.
[20]	Incorporated by reference to Registrant's Post-Effective Amendment No. 155 to its Registration Statement on Form N-1A filed with the SEC on September 22, 2017.
[21]	Incorporated by reference to Registrant's Post-Effective Amendment No. 157 to its Registration Statement on Form N-1A filed with the SEC on April 27, 2018.
[22]	Incorporated by reference to Registrant's Post-Effective Amendment No. 161 to its Registration Statement on Form N-1A filed with the SEC on August 10, 2018.
[23]	Incorporated by reference to Registrant's Post-Effective Amendment No. 166 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2019.
[24]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 168 to its Registration Statement on Form N-1A filed with the SEC on December 16, 2019.
[25]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 171 to its Registration Statement on Form N-1A filed with the SEC on April 23, 2020.
[26]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 177 to its Registration Statement on Form N-1A filed with the SEC on April 22, 2021.
[27]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 179 to its Registration Statement on Form N-1A filed with the SEC on December 13, 2021.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 16th day of December, 2021.

JNL SERIES TRUST

/s/ Emily J. Bennett
Emily J. Bennett
Assistant Secretary

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Emily J. Bennett *	December 16, 2021
Eric O. Anyah
Trustee

/s/ Emily J. Bennett *	December 16, 2021
Michael Bouchard
Trustee

/s/ Emily J. Bennett *	December 16, 2021
Ellen Carnahan
Trustee

/s/ Emily J. Bennett *	December 16, 2021
William Crowley, Jr.
Trustee

/s/ Emily J. Bennett *	December 16, 2021
Michelle Engler
Trustee

/s/ Emily J. Bennett *	December 16, 2021
John W. Gillespie
Trustee

/s/ Emily J. Bennett *	December 16, 2021
William R. Rybak
Trustee

/s/ Emily J. Bennett *	December 16, 2021
Mark S. Wehrle
Trustee

/s/ Emily J. Bennett *	December 16, 2021
Edward C. Wood
Trustee

/s/ Emily J. Bennett *	December 16, 2021
Patricia A. Woodworth
Trustee

/s/ Emily J. Bennett *	December 16, 2021
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)

/s/ Emily J. Bennett *	December 16, 2021
Andrew Tedeschi
Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Emily J. Bennett, Attorney In Fact

EXHIBIT LIST

(11)	Opinion and Consent of Counsel regarding legality of shares being registered.

(14)	Consent of Independent Registered Public Accounting Firm.

(16)	Power of Attorney, dated January 1, 2021.

(17)	Form of Proxy and Voting Instruction Cards.